UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: July 31

Date of reporting period: October 31, 2011

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock Technical Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2011

Technical Opportunities Fund
As of 10-31-11 (Unaudited)

	Shares	Value

Common Stocks 43.31%		$243,296,670

(Cost $235,997,904)

Consumer Discretionary 13.31%		74,795,773

Distributors 0.24%
LKQ Corp. (I)	46,900	1,368,542

Hotels, Restaurants & Leisure 5.61%
BJ's Restaurants, Inc. (I)(L)	46,200	2,445,366
Caribou Coffee Company, Inc. (I)(L)	143,200	1,954,680
Chipotle Mexican Grill, Inc. (I)	16,400	5,512,368
Dunkin' Brands Group, Inc. (I)(L)	117,700	3,426,247
Las Vegas Sands Corp. (I)	115,000	5,399,250
McDonald's Corp.	28,200	2,618,370
Starbucks Corp.	130,800	5,538,072
Wynn Macau, Ltd.	697,600	1,915,715
Wynn Resorts, Ltd.	20,400	2,709,120

Household Durables 0.42%
Tupperware Brands Corp.	41,500	2,346,410

Internet & Catalog Retail 0.53%
Amazon.com, Inc. (I)	13,900	2,967,789

Leisure Equipment & Products 0.26%
Polaris Industries, Inc.	23,200	1,469,488

Specialty Retail 2.67%
Genesco, Inc. (I)(L)	27,700	1,632,638
Jos A. Bank Clothiers, Inc. (I)	25,500	1,362,720
Limited Brands, Inc.	62,900	2,686,459
PetSmart, Inc.	58,800	2,760,660
TJX Companies, Inc.	65,300	3,848,129
Tractor Supply Company	38,000	2,695,720

Textiles, Apparel & Luxury Goods 3.58%
Carter's, Inc. (I)(L)	50,100	1,908,309
Cia Hering	120,400	2,689,425
Deckers Outdoor Corp. (I)	49,100	5,658,284
Lululemon Athletica, Inc. (I)	49,400	2,790,112
Oxford Industries, Inc. (L)	78,500	3,100,750
Steven Madden, Ltd. (I)	28,200	1,040,580
True Religion Apparel, Inc. (I)	40,700	1,380,544
Under Armour, Inc., Class A (I)	18,600	1,570,026

Consumer Staples 3.49%		19,610,526

Food & Staples Retailing 0.25%
Shoprite Holdings, Ltd.	95,978	1,399,151
Food Products 1.53%
Green Mountain Coffee Roasters, Inc. (I)(L)	51,034	3,318,231
Kraft Foods, Inc., Class A	77,600	2,729,968
Mead Johnson Nutrition Company	35,800	2,572,230

Household Products 0.77%
Colgate-Palmolive Company	47,700	4,310,649

Tobacco 0.94%
Altria Group, Inc.	104,500	2,878,975
Lorillard, Inc.	21,700	2,401,322

1

Technical Opportunities Fund
As of 10-31-11 (Unaudited)

	Shares	Value

Energy 1.72%		9,663,163

Oil, Gas & Consumable Fuels 1.72%
Cabot Oil & Gas Corp.	71,300	5,541,436
Northern Oil and Gas, Inc. (I)	58,700	1,418,779
Tesoro Corp. (I)	104,200	2,702,948

Financials 1.35%		7,574,730

Diversified Financial Services 0.75%
IntercontinentalExchange, Inc. (I)	32,200	4,182,136

Real Estate Management & Development 0.60%
Daito Trust Construction Company, Ltd.	38,200	3,392,594

Health Care 4.24%		23,811,946

Biotechnology 1.78%
Biogen Idec, Inc. (I)	66,000	7,679,760
Vertex Pharmaceuticals, Inc. (I)	58,800	2,327,892

Health Care Equipment & Supplies 1.34%
Intuitive Surgical, Inc. (I)	17,300	7,505,778

Health Care Providers & Services 0.37%
Humana, Inc.	24,400	2,071,316

Pharmaceuticals 0.75%
Eli Lilly & Company	76,000	2,824,160
Hi-Tech Pharmacal Company, Inc. (I)	39,500	1,403,040

Industrials 2.99%		16,786,773

Aerospace & Defense 0.93%
Cubic Corp.	80,203	3,779,165
TransDigm Group, Inc. (I)	15,100	1,418,192

Commercial Services & Supplies 0.49%
Clean Harbors, Inc. (I)	47,400	2,761,998

Professional Services 1.06%
Acacia Research (I)(L)	79,100	3,151,344
Verisk Analytics, Inc., Class A (I)	80,100	2,815,515

Trading Companies & Distributors 0.51%
Fastenal Company	75,100	2,860,559

Information Technology 8.37%		47,025,948

Computers & Peripherals 0.80%
Apple, Inc. (I)	11,100	4,493,058

Internet Software & Services 1.56%
Dena Company, Ltd.	72,000	3,129,798
Gree, Inc.	92,900	3,029,807
Keynote Systems, Inc.	7,150	170,671
Open Text Corp. (I)	39,800	2,428,596

IT Services 2.74%
Cardtronics, Inc. (I)	134,300	3,348,099
Cielo SA	92,400	2,448,787
International Business Machines Corp.	21,200	3,914,156
MasterCard, Inc., Class A	16,300	5,660,012

Semiconductors & Semiconductor Equipment 0.97%
ARM Holdings PLC, ADR	47,500	1,334,275

2

Technical Opportunities Fund
As of 10-31-11 (Unaudited)

		Shares	Value

Information Technology (continued)

ASML Holding NV		65,000	2,725,450
Silicon Motion Technology Corp., ADR (I)		82,810	1,390,380

Software 2.30%
Aspen Technology, Inc. (I)		152,700	2,647,818
Cadence Design Systems, Inc. (I)		256,500	2,839,455
SolarWinds, Inc. (I)		51,600	1,489,176
Sourcefire, Inc. (I)(L)		67,200	1,851,360
VMware, Inc., Class A (I)		42,200	4,125,050

Materials 2.34%			13,140,776

Chemicals 0.50%
NewMarket Corp.		14,400	2,795,616

Metals & Mining 1.10%
United States Steel Corp.		242,900	6,159,944

Paper & Forest Products 0.74%
Buckeye Technologies, Inc.		138,400	4,185,216

Telecommunication Services 1.03%			5,773,788

Diversified Telecommunication Services 0.52%
Verizon Communications, Inc.		79,100	2,925,118

Wireless Telecommunication Services 0.51%
American Tower Corp., Class A (I)		51,700	2,848,670

Utilities 4.47%			25,113,247

Electric Utilities 1.86%
FirstEnergy Corp.		66,300	2,980,848
PPL Corp.		102,700	3,016,299
Southern Company		103,700	4,479,840

Multi-Utilities 2.61%
Consolidated Edison, Inc. (L)		76,800	4,444,416
Dominion Resources, Inc.		87,700	4,524,443
Wisconsin Energy Corp.		80,700	2,617,101
Xcel Energy, Inc.		118,000	3,050,300

Preferred Securities 0.45%			$2,522,256

(Cost $2,493,578)

Consumer Staples 0.45%			2,522,256

Companhia de Bebidas das Americas, ADR		74,800	2,522,256

	Yield	Shares	Value

Securities Lending Collateral 2.74%			$15,382,535

(Cost $15,379,755)

John Hancock Collateral Investment Trust (W)	0.2824%(Y)	1,537,270	15,382,535

3

Technical Opportunities Fund
As of 10-31-11 (Unaudited)

	Shares	Value

Short-Term Investments 74.25%		$417,100,000
(Cost $417,100,000)

	Par value	Value

Repurchase Agreement 74.25%		417,100,000

Bank of America Tri-Party Repurchase Agreement dated 10-31-11 at 0.110% to be repurchased at $144,900,443 on 11-1-11, collateralized by $147,269,135 Federal
National Mortgage Association, 4.500% to 5.500% due 6-1-38 to 7-1-41 (valued at
$147,798,000, including interest)	144,900,000	144,900,000
BNP Paribas Tri-Party Repurchase Agreement dated 10-31-11 at 0.120% to be repurchased at $140,100,467 on 11-1-11, collateralized by $142,264,973,
Government National Mortgage Association, 6.000% due 1-15-40 to 12-15-40
(valued at $142,902,000, including interest)	140,100,000	140,100,000
JPMorgan Tri-Party Repurchase Agreement dated 10-31-11 at 0.120% to be repurchased at $132,100,440 on 11-1-11, collateralized by $134,430,408 , Federal
Home Loan Mortgage Association, 1.201% to 6.371% due 5-1-14 to 8-1-41 (valued
at $134,742,315, including interest)	132,100,000	132,100,000

Total investments (Cost $670,971,237)† 120.75%		$678,301,461

Other assets and liabilities, net (20.75%)		($116,569,290)

Total net assets 100.00%		$561,732,171

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 10-31-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 10-31-11.

† At 10-31-11, the aggregate cost of investment securities for federal income tax purposes was $674,627,768. Net unrealized appreciation aggregated $3,673,693, of which $7,039,223 related to appreciated investment securities and $3,365,530 related to depreciated investment securities.

4

Technical Opportunities Fund
As of 10-31-11 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	10/31/11	Price	Inputs	Inputs

Common Stocks
Consumer Discretionary	$ 74,795,773	$ 72,880,058	$ 1,915,715	—
Consumer Staples	19,610,526	18,211,375	1,399,151	—
Energy	9,663,163	9,663,163	—	—
Financials	7,574,730	4,182,136	3,392,594	—
Health Care	23,811,946	23,811,946	—	—
Industrials	16,786,773	16,786,773	—	—
Information Technology	47,025,948	40,866,343	6,159,605	—
Materials	13,140,776	13,140,776	—	—
Telecommunication Services	5,773,788	5,773,788	—	—
Utilities	25,113,247	25,113,247	—	—
Preferred Securities
Consumer Staples	2,522,256	2,522,256	—	—
Securities Lending Collateral	15,382,535	15,382,535	—	—

Short-Term Investments
Repurchase Agreements	417,100,000	—	417,100,000	—
Total investments in Securities	$ 678,301,461	$ 248,334,396	$429,967,065	—

Changes in valuation techniques may result into transfers in or out of an assigned level within the disclosure hierarchy. During the period ended October 31, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

5

Technical Opportunities Fund
As of 10-31-11 (Unaudited)

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Technical Opportunities Fund.

347Q1 10/11
12/11

John Hancock

MUTUAL FUNDS

John Hancock Multi Sector Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2011

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Corporate Bonds 39.39%				$395,356,160

(Cost $387,372,108)

Consumer Discretionary 5.45%				54,736,622

Auto Components 0.08%
Allison Transmission, Inc. (S)	7.125	05/15/19	$500,000	485,000
UCI International, Inc.	8.625	02/15/19	280,000	275,800

Automobiles 0.22%
Chrysler Group LLC/CG Company-Issuer, Inc. (S)	8.250	06/15/21	200,000	183,000
Chrysler Group LLC/CG Company-Issuer, Inc. (S)	8.000	06/15/19	200,000	184,000
Hyundai Capital Services, Inc. (S)	6.000	05/05/15	1,725,000	1,855,434

Diversified Consumer Services 0.13%
SSI Investments II/SSI Company-Issuer LLC	11.125	06/01/18	425,000	448,375
The ServiceMaster Company	7.450	08/15/27	250,000	190,625
The ServiceMaster Company, PIK (S)	10.750	07/15/15	625,000	639,844

Hotels, Restaurants & Leisure 0.47%
American Casino & Entertainment Properties LLC	11.000	06/15/14	105,000	104,475
Boyd Gaming Corp.	9.125	12/01/18	555,000	542,513
Caesars Entertainment Operating Company, Inc.	12.750	04/15/18	325,000	286,000
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17	350,000	374,500
Caesars Entertainment Operating Company, Inc.	5.375	12/15/13	275,000	246,125
Cap Cana SA (H)	10.000	04/30/16	222,300	66,690
Cap Cana SA, PIK	10.000	04/30/16	336,589	100,977
Isle of Capri Casinos, Inc.	7.750	03/15/19	225,000	218,250
Isle of Capri Casinos, Inc.	7.000	03/01/14	525,000	504,000
Jacobs Entertainment, Inc.	9.750	06/15/14	70,000	67,900
MGM Resorts International	10.000	11/01/16	325,000	337,188
MGM Resorts International	9.000	03/15/20	250,000	276,250
MGM Resorts International	6.875	04/01/16	425,000	388,875
MGM Resorts International	5.875	02/27/14	275,000	264,000
Pinnacle Entertainment, Inc.	8.750	05/15/20	500,000	505,000
Pinnacle Entertainment, Inc.	8.625	08/01/17	425,000	453,688

Household Durables 0.35%
American Standard Americas (S)	10.750	01/15/16	260,000	192,400
Desarrolladora Homex SAB de CV	7.500	09/28/15	51,000	50,745
Newell Rubbermaid, Inc.	5.500	04/15/13	2,650,000	2,797,367
Norcraft Companies LP/Norcraft Finance Corp.	10.500	12/15/15	450,000	434,250

Media 2.76%
AMC Entertainment, Inc.	9.750	12/01/20	100,000	97,000
AMC Entertainment, Inc.	8.750	06/01/19	375,000	396,563
AMC Entertainment, Inc.	8.000	03/01/14	479,000	474,210
AMC Networks, Inc. (S)	7.750	07/15/21	200,000	217,000
Cablevision Systems Corp.	8.625	09/15/17	700,000	759,500
CCO Holdings LLC/CCO Holdings Capital Corp.	7.875	04/30/18	75,000	79,875
Cequel Communications Holdings I LLC/Cequel Capital
Corp. (S)	8.625	11/15/17	150,000	156,750
Cinemark USA, Inc.	8.625	06/15/19	675,000	732,375
Columbus International, Inc.	11.500	11/20/14	101,000	104,535
DISH DBS Corp.	7.875	09/01/19	800,000	878,000
Entravision Communications Corp.	8.750	08/01/17	635,000	630,238
Interactive Data Corp.	10.250	08/01/18	650,000	698,750
Myriad International Holding BV	6.375	07/28/17	300,000	321,750
Nara Cable Funding, Ltd. (EUR) (D)	8.875	12/01/18	200,000	257,368

1

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Consumer Discretionary (continued)

NBCUniversal Media LLC	5.150	04/30/20	$2,700,000	$3,042,995
Net Servicos de Comunicacao SA	7.500	01/27/20	100,000	113,750
News America, Inc.	6.650	11/15/37	2,250,000	2,613,776
Omnicom Group, Inc.	4.450	08/15/20	2,950,000	3,084,281
Radio One, Inc., PIK	15.000	05/24/16	482,211	419,524
Regal Entertainment Group	9.125	08/15/18	525,000	561,750
Sinclair Television Group, Inc. (S)	9.250	11/01/17	250,000	272,500
Sinclair Television Group, Inc.	8.375	10/15/18	225,000	231,750
The Interpublic Group of Companies, Inc.	6.250	11/15/14	350,000	371,000
The McClatchy Company	11.500	02/15/17	725,000	715,938
Time Warner Cable, Inc.	6.750	07/01/18	2,325,000	2,775,850
Time Warner, Inc.	7.700	05/01/32	1,789,000	2,344,125
Unitymedia Hessen GmbH & Company KG/Unitymedia NRW
GmbH (S)	8.125	12/01/17	350,000	372,750
Univision Communications, Inc. (S)	8.500	05/15/21	350,000	315,000
Univision Communications, Inc. (S)	7.875	11/01/20	345,000	348,450
Viacom, Inc.	3.500	04/01/17	3,375,000	3,506,402
Visant Corp.	10.000	10/01/17	325,000	315,250
Ziggo Bond Company BV (EUR) (D)	8.000	05/15/18	375,000	529,265

Multiline Retail 0.96%
JC Penney Corp., Inc.	7.400	04/01/37	600,000	559,500
Kohl's Corp.	6.875	12/15/37	2,475,000	3,072,923
Macy's Retail Holdings, Inc.	5.900	12/01/16	2,575,000	2,881,613
Nordstrom, Inc.	4.750	05/01/20	2,550,000	2,773,875
The Bon-Ton Department Stores, Inc.	10.250	03/15/14	360,000	319,500

Specialty Retail 0.39%
Armored AutoGroup, Inc. (S)	9.250	11/01/18	350,000	311,500
Baker & Taylor, Inc. (S)	11.500	07/01/13	450,000	355,500
Claire's Stores, Inc.	9.250	06/01/15	225,000	180,000
Claire's Stores, Inc.	8.875	03/15/19	525,000	422,625
Claire's Stores, Inc., PIK	9.625	06/01/15	357,760	286,208
Express LLC/Express Finance Corp.	8.750	03/01/18	375,000	402,188
Limited Brands, Inc.	6.950	03/01/33	125,000	115,000
Lowe's Companies, Inc.	4.625	04/15/20	1,075,000	1,188,961
RadioShack Corp. (S)	6.750	05/15/19	250,000	225,000
Toys R Us Property Company LLC	10.750	07/15/17	425,000	471,750

Textiles, Apparel & Luxury Goods 0.09%
Levi Strauss & Company	7.625	05/15/20	500,000	511,250
Quiksilver, Inc.	6.875	04/15/15	475,000	447,688

Consumer Staples 2.39%				24,014,199

Beverages 0.33%
Anheuser-Busch InBev Worldwide, Inc.	4.125	01/15/15	2,675,000	2,917,141
Cott Beverages, Inc.	8.375	11/15/17	150,000	161,250
Cott Beverages, Inc.	8.125	09/01/18	250,000	266,875

Commercial Services & Supplies 0.03%
ARAMARK Holdings Corp., PIK (S)	8.625	05/01/16	325,000	337,188

Food & Staples Retailing 0.57%
Michael Foods, Inc.	9.750	07/15/18	450,000	469,125
New Albertsons, Inc.	8.000	05/01/31	1,350,000	1,134,000
Wal-Mart Stores, Inc.	3.250	10/25/20	3,950,000	4,127,296

2

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Consumer Staples (continued)

Food Products 0.63%
Brickman Group Holdings, Inc. (S)	9.125	11/01/18	$350,000	$318,500
Dean Foods Company	9.750	12/15/18	635,000	681,038
Dean Foods Company	7.000	06/01/16	50,000	50,250
Dean Foods Company	6.900	10/15/17	375,000	364,688
Del Monte Foods Company (S)	7.625	02/15/19	1,000,000	950,000
Grupo Bimbo SAB de CV (S)	4.875	06/30/20	100,000	104,971
Mead Johnson Nutrition Company	4.900	11/01/19	2,500,000	2,717,878
MHP SA	10.250	04/29/15	100,000	94,500
Minerva Overseas II, Ltd. (S)	10.875	11/15/19	104,000	90,480
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	10.625	04/01/17	350,000	362,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.250	04/01/15	255,000	263,925
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.250	09/01/17	275,000	279,125

Household Products 0.19%
NBTY, Inc.	9.000	10/01/18	475,000	510,031
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (S)	9.000	05/15/18	450,000	435,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (S)	9.000	04/15/19	725,000	699,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (S)	8.250	02/15/21	250,000	229,375

Personal Products 0.04%
Elizabeth Arden, Inc.	7.375	03/15/21	200,000	202,500
Hypermarcas SA (S)	6.500	04/20/21	179,000	173,630

Tobacco 0.60%
Altria Group, Inc.	9.250	08/06/19	2,075,000	2,765,077
Lorillard Tobacco Company	3.500	08/04/16	450,000	452,317
Philip Morris International, Inc.	5.650	05/16/18	2,400,000	2,855,789

Energy 4.55%				45,655,622

Energy Equipment & Services 0.80%
Basic Energy Services, Inc. (S)	7.750	02/15/19	150,000	150,000
Complete Production Services, Inc.	8.000	12/15/16	475,000	494,000
Exterran Holdings, Inc. (S)	7.250	12/01/18	290,000	278,400
Hercules Offshore, Inc. (S)	10.500	10/15/17	551,000	551,000
Hornbeck Offshore Services, Inc.	8.000	09/01/17	25,000	25,250
Hornbeck Offshore Services, Inc.	6.125	12/01/14	375,000	377,813
Inkia Energy, Ltd. (S)	8.375	04/04/21	206,000	209,621
Offshore Group Investments, Ltd.	11.500	08/01/15	340,000	370,600
Parker Drilling Company	9.125	04/01/18	475,000	497,563
Schlumberger Investment SA (S)	3.300	09/14/21	1,175,000	1,206,497
SESI LLC (S)	6.375	05/01/19	409,000	417,180
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	350,000	366,625
Weatherford International, Ltd.	7.000	03/15/38	2,630,000	3,122,915

Oil, Gas & Consumable Fuels 3.75%
Arch Coal, Inc. (S)	7.250	06/15/21	375,000	386,250
Arch Coal, Inc. (S)	7.000	06/15/19	125,000	129,375
Atlas Pipeline Partners LP	8.750	06/15/18	675,000	708,750
BP Capital Markets PLC	2.248	11/01/16	1,650,000	1,659,370
Bumi Investment Pte, Ltd. (S)	10.750	10/06/17	100,000	103,500
Cloud Peak Energy Resources LLC/Cloud Peak Energy
Finance Corp.	8.500	12/15/19	360,000	385,200
Cloud Peak Energy Resources LLC/Cloud Peak Energy
Finance Corp.	8.250	12/15/17	95,000	101,650
Concho Resources, Inc.	6.500	01/15/22	250,000	262,500

3

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Energy (continued)

Consol Energy Inc.	8.250	04/01/20	$175,000	$191,625
Consol Energy Inc.	8.000	04/01/17	400,000	438,000
Copano Energy LLC/Copano Energy Finance Corp.	7.750	06/01/18	125,000	130,625
Dolphin Energy, Ltd.	5.888	06/15/19	88,360	96,427
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance
Company (S)	8.375	06/01/19	475,000	477,375
Ecopetrol SA	7.625	07/23/19	25,000	29,825
El Paso Corp.	7.800	08/01/31	125,000	143,125
El Paso Corp.	7.750	01/15/32	75,000	86,438
Forest Oil Corp.	7.250	06/15/19	525,000	538,125
General Maritime Corp. (H)	12.000	11/15/17	645,000	125,775
Hess Corp.	8.125	02/15/19	2,100,000	2,709,485
Inergy LP/Inergy Finance Corp.	7.000	10/01/18	225,000	226,125
KazMunayGas National Company	11.750	01/23/15	231,000	280,665
KazMunayGas National Company	8.375	07/02/13	110,000	117,150
KazMunayGas National Company	7.000	05/05/20	144,000	157,680
KazMunayGas National Company (S)	6.375	04/09/21	200,000	213,000
Linn Energy LLC/Linn Energy Finance Corp.	7.750	02/01/21	900,000	960,750
Marathon Petroleum Corp. (S)	6.500	03/01/41	2,425,000	2,844,484
MarkWest Energy Partners LP/MarkWest Energy Finance
Corp.	6.250	06/15/22	255,000	260,738
MIE Holdings Corp. (S)	9.750	05/12/16	204,000	183,600
NFR Energy LLC/NFR Energy Finance Corp. (S)	9.750	02/15/17	400,000	354,000
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC	8.875	03/15/18	550,000	569,250
Novatek Finance, Ltd. (S)	6.604	02/03/21	218,000	226,993
Oasis Petroleum, Inc. (S)	7.250	02/01/19	425,000	448,375
Odebrecht Drilling Norbe VIII/IX, Ltd.	6.350	06/30/21	200,000	209,000
OGX Petroleo e Gas Participacoes SA (S)	8.500	06/01/18	204,000	201,960
Pemex Project Funding Master Trust	6.625	06/15/35	806,000	878,540
Petrobras International Finance Company	5.375	01/27/21	28,000	29,542
Petroleos de Venezuela SA	4.900	10/28/14	2,583,207	1,963,237
Petronas Capital, Ltd.	7.875	05/22/22	967,000	1,312,857
Petronas Global Sukuk, Ltd. (S)	4.250	08/12/14	273,000	289,084
Petroplus Finance, Ltd. (S)	9.375	09/15/19	535,000	422,650
QGOG Atlantic/Alaskan Rigs, Ltd. (S)	5.250	07/30/18	245,000	246,838
Quicksilver Resources, Inc.	7.125	04/01/16	450,000	446,063
Sabine Pass LNG LP	7.500	11/30/16	450,000	445,500
Sabine Pass LNG LP	7.250	11/30/13	400,000	400,000
SandRidge Energy, Inc.	8.750	01/15/20	600,000	619,500
SandRidge Energy, Inc. (S)	7.500	03/15/21	95,000	91,675
Targa Resources Partners LP/Targa Resources Partners
Finance Corp.	7.875	10/15/18	500,000	520,000
Teekay Corp.	8.500	01/15/20	325,000	313,625
Total Capital SA	4.450	06/24/20	2,775,000	3,123,296
TransCanada Pipelines, Ltd.	7.250	08/15/38	3,100,000	4,316,725
Valero Energy Corp.	6.625	06/15/37	2,675,000	2,941,805
Venoco, Inc.	8.875	02/15/19	325,000	304,688
Williams Partners LP/Williams Partners Finance Corp.	7.250	02/01/17	2,367,000	2,816,093
Zhaikmunai LLP (S)	10.500	10/19/15	150,000	149,250

Financials 10.48%				105,231,266

Capital Markets 0.49%
Bank of New York Mellon SA Institucion de Banca Multiple
(S)	9.625	05/02/21	298,875	267,493

4

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Financials (continued)

E*Trade Financial Corp., PIK	12.500	11/30/17	$550,000	$633,875
Morgan Stanley	6.625	04/01/18	3,900,000	4,073,363

Commercial Banks 2.05%
Abbey National Treasury Services PLC	4.000	04/27/16	4,325,000	4,131,257
Axis Bank (P)	7.125	06/28/22	100,000	90,192
Banco Cruzeiro do Sul SA (S)	8.875	09/22/20	207,000	157,320
Barclays Bank PLC	5.140	10/14/20	2,650,000	2,413,135
BBVA Bancomer SA (S)	4.500	03/10/16	2,625,000	2,618,438
HSBC Holdings PLC	6.500	09/15/37	3,625,000	3,857,805
Lloyds TSB Bank PLC	4.875	01/21/16	2,900,000	2,984,802
PNC Bank NA	4.875	09/21/17	2,700,000	2,855,860
PNC Funding Corp.	6.700	06/10/19	1,225,000	1,468,888

Consumer Finance 0.74%
Ally Financial, Inc.	7.500	09/15/20	400,000	404,000
Ally Financial, Inc.	6.250	12/01/17	225,000	222,509
Capital One Financial Corp.	6.150	09/01/16	3,635,000	3,864,688
Capital One Financial Corp.	4.750	07/15/21	225,000	236,891
Discover Bank	8.700	11/18/19	2,350,000	2,664,378

Diversified Financial Services 3.95%
Alfa Bank OJSC Via Alfa Bond Issuance PLC (S)	7.875	09/25/17	113,000	111,870
Atlantic Broadband Finance LLC	9.375	01/15/14	200,000	199,500
Aviation Capital Group (S)	6.750	04/06/21	2,925,000	2,816,512
Banco Continental SA via Continental Senior Trustees
Cayman, Ltd. (S)	5.500	11/18/20	169,000	163,831
Bank of America Corp.	5.750	12/01/17	1,250,000	1,246,074
BM&FBovespa SA (S)	5.500	07/16/20	150,000	153,930
BTA Bank JSC (10.750% to 01/01/2013, then 12.500%)	10.750	07/01/18	310,989	172,599
BTA Bank JSC (10.750% to 01/01/2013, then 12.500%) (S)	10.750	07/01/18	270,167	149,943
BTA Bank JSC (Recovery Units) (I)(S)	—	07/01/20	578,042	26,012
Citigroup, Inc.	8.125	07/15/39	400,000	553,684
Citigroup, Inc.	5.000	09/15/14	3,650,000	3,720,894
Citigroup, Inc.	4.875	05/07/15	1,950,000	1,966,501
Countrywide Financial Corp.	6.250	05/15/16	1,325,000	1,296,089
Crown Castle Towers LLC (S)	4.883	08/15/20	2,825,000	2,896,317
Dubai Holding Commercial Operations MTN, Ltd. (GBP) (D)	6.000	02/01/17	200,000	244,401
ERAC USA Finance LLC (S)	6.375	10/15/17	2,325,000	2,704,094
European Bank for Reconstruction & Development (IDR) (D)	7.200	06/08/16	1,260,000,000	143,628
European Investment Bank (ZAR) (D)(Z)	Zero	12/31/18	1,480,000	102,215
Fox Acquisition Sub LLC (S)	13.375	07/15/16	525,000	572,250
General Electric Capital Corp.	6.750	03/15/32	3,225,000	3,795,393
Gruposura Finance (S)	5.700	05/18/21	201,000	204,317
JPMorgan Chase & Company	6.300	04/23/19	2,150,000	2,442,280
JPMorgan Chase & Company	6.125	06/27/17	2,350,000	2,571,450
Merrill Lynch & Company, Inc.	6.050	05/16/16	6,530,000	6,435,746
Offshore Group Investments, Ltd. (S)	11.500	08/01/15	65,000	70,850
Ono Finance II PLC (S)	10.875	07/15/19	240,000	216,000
ORIX Corp.	5.000	01/12/16	2,625,000	2,703,666
Pemex Finance, Ltd.	9.150	11/15/18	255,000	315,651
PHH Corp.	9.250	03/01/16	550,000	566,500
Provident Funding Associates LP/PFG Finance Corp. (S)	10.250	04/15/17	125,000	125,000
Provident Funding Associates LP/PFG Finance Corp. (S)	10.125	02/15/19	350,000	329,000
Sinochem Overseas Capital Company, Ltd. (S)	4.500	11/12/20	179,000	180,532
Tarjeta Naranja SA (S)	9.000	01/28/17	39,000	37,875

5

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Financials (continued)

Tomkins LLC/Tomkins, Inc. (S)	9.250	10/01/18	$405,000	$441,450

Insurance 2.06%
Aegon NV	4.625	12/01/15	3,600,000	3,672,205
AXA SA	8.600	12/15/30	2,375,000	2,567,529
CNA Financial Corp.	5.875	08/15/20	2,725,000	2,773,516
CNO Financial Group, Inc. (S)	9.000	01/15/18	350,000	368,375
Fairfax Financial Holdings, Ltd. (S)	5.800	05/15/21	2,150,000	2,031,976
Fidelity National Financial, Inc.	6.600	05/15/17	2,300,000	2,512,929
Hartford Financial Services Group, Inc.	6.000	01/15/19	2,675,000	2,775,256
Kemper Corp.	6.000	05/15/17	1,175,000	1,217,902
Prudential Financial, Inc.	4.750	09/17/15	2,555,000	2,738,395

Real Estate Investment Trusts 1.14%
Boston Properties LP	4.125	05/15/21	3,025,000	2,976,013
Developers Diversified Realty Corp.	4.750	04/15/18	2,850,000	2,687,855
Kimco Realty Corp.	4.300	02/01/18	2,800,000	2,816,612
Ventas Realty LP/Ventas Capital Corp.	4.750	06/01/21	3,000,000	2,946,912

Real Estate Management & Development 0.05%
BR Malls International Finance, Ltd. (Q)(S)	8.500	01/21/16	82,000	84,870
Central China Real Estate, Ltd. (S)	12.250	10/20/15	109,000	95,920
Evergrande Real Estate Group, Ltd.	13.000	01/27/15	100,000	86,500
IRSA Inversiones y Representaciones SA (S)	11.500	07/20/20	164,000	165,404
Kaisa Group Holdings, Ltd.	13.500	04/28/15	100,000	80,000

Thrifts & Mortgage Finance 0.00%
Hipotecaria Su Casita SA de CV (S)	7.500	06/29/18	25,235	12,149

Health Care 3.58%				35,893,400

Health Care Equipment & Supplies 0.61%
Biomet, Inc.	11.625	10/15/17	450,000	490,500
ConvaTec Healthcare E SA (S)	10.500	12/15/18	675,000	649,688
CR Bard, Inc.	4.400	01/15/21	2,750,000	3,096,511
IASIS Healthcare LLC/IASIS Capital Corp (S)	8.375	05/15/19	475,000	439,375
Surgical Care Affiliates, Inc. (S)	10.000	07/15/17	100,000	98,000
Surgical Care Affiliates, Inc., PIK (S)	8.875	07/15/15	600,000	601,500
United Surgical Partners International, Inc., PIK	9.250	05/01/17	700,000	717,500

Health Care Providers & Services 1.47%
American Renal Holdings Company, Inc.	8.375	05/15/18	575,000	600,875
Community Health Systems, Inc.	8.875	07/15/15	1,000,000	1,023,750
HCA Holdings, Inc. (S)	7.750	05/15/21	75,000	75,000
HCA, Inc.	8.360	04/15/24	670,000	656,600
HCA, Inc.	8.000	10/01/18	160,000	167,800
HCA, Inc.	7.500	02/15/22	775,000	790,500
Healthsouth Corp.	8.125	02/15/20	775,000	786,625
Humana, Inc.	8.150	06/15/38	2,500,000	3,280,318
McKesson Corp.	4.750	03/01/21	2,775,000	3,195,748
Radiation Therapy Services, Inc.	9.875	04/15/17	475,000	395,438
UnitedHealth Group, Inc.	6.000	02/15/18	2,500,000	2,952,510
Vanguard Health Holding Company II LLC/Vanguard Holding
Company II, Inc.	8.000	02/01/18	825,000	843,563
Vanguard Health Systems, Inc. (Z)	Zero	02/01/16	13,000	8,515

Health Care Technology 0.30%
Agilent Technologies, Inc.	6.500	11/01/17	2,515,000	2,947,832

6

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Health Care (continued)

Pharmaceuticals 1.20%
Abbott Laboratories	6.150	11/30/37	$2,950,000	$3,796,662
Allergan, Inc.	3.375	09/15/20	3,050,000	3,166,358
Merck & Company, Inc.	3.875	01/15/21	2,075,000	2,275,219
Watson Pharmaceuticals, Inc.	5.000	08/15/14	2,625,000	2,837,013

Industrials 3.72%				37,338,122

Aerospace & Defense 0.67%
L-3 Communications Corp.	5.200	10/15/19	2,585,000	2,638,215
Textron, Inc.	5.950	09/21/21	1,550,000	1,608,030
Textron, Inc.	4.625	09/21/16	1,525,000	1,557,945
TransDigm, Inc.	7.750	12/15/18	500,000	542,500
Triumph Group, Inc.	8.625	07/15/18	325,000	357,500

Air Freight & Logistics 0.03%
Park-Ohio Industries, Inc.	8.125	04/01/21	275,000	264,000

Building Products 0.05%
Cemex Espana Luxembourg	9.250	05/12/20	80,000	64,217
Griffon Corp.	7.125	04/01/18	475,000	452,438

Commercial Services & Supplies 0.70%
Cenveo Corp. (S)	10.500	08/15/16	175,000	148,750
Cenveo Corp.	8.875	02/01/18	400,000	347,000
Cenveo Corp.	7.875	12/01/13	775,000	639,375
International Lease Finance Corp.	8.250	12/15/20	471,000	487,485
International Lease Finance Corp. (S)	6.500	09/01/14	2,075,000	2,137,250
Iron Mountain, Inc.	8.375	08/15/21	450,000	471,375
Waste Management, Inc.	6.100	03/15/18	2,350,000	2,767,170

Construction & Engineering 0.01%
Yuksel Insaat AS	9.500	11/10/15	100,000	76,500

Construction Materials 0.02%
Votorantim Cimentos SA (S)	7.250	04/05/41	200,000	196,750

Containers & Packaging 0.04%
Ardagh Packaging Finance PLC (EUR) (D)	9.250	10/15/20	100,000	130,068
Ardagh Packaging Finance PLC (S)	9.125	10/15/20	300,000	298,500

Industrial Conglomerates 0.72%
Hutchison Whampoa International 09, Ltd. (S)	7.625	04/09/19	3,375,000	4,171,011
Odebrecht Drilling Norbe VIII/IX, Ltd. (S)	6.350	06/30/21	140,000	146,300
Tyco International Finance SA	8.500	01/15/19	2,275,000	2,940,478

Machinery 0.89%
Case New Holland, Inc.	7.875	12/01/17	425,000	479,188
Caterpillar Financial Services Corp.	1.375	05/20/14	2,575,000	2,597,858
Joy Global, Inc.	5.125	10/15/21	1,050,000	1,120,896
RBS Global, Inc./Rexnord LLC	8.500	05/01/18	925,000	948,125
The Manitowoc Company, Inc.	9.500	02/15/18	425,000	454,750
The Manitowoc Company, Inc.	8.500	11/01/20	175,000	182,000
Volvo Treasury AB (S)	5.950	04/01/15	2,610,000	2,824,224
Xerium Technologies, Inc. (S)	8.875	06/15/18	350,000	297,500

Professional Services 0.10%
Emergency Medical Services Corp. (S)	8.125	06/01/19	475,000	475,000
TransUnion LLC/TransUnion Financing Corp.	11.375	06/15/18	450,000	500,625

7

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Industrials (continued)

Road & Rail 0.29%
Ryder System, Inc.	3.150	03/02/15	$2,900,000	$2,949,486

Trading Companies & Distributors 0.07%
Aircastle, Ltd.	9.750	08/01/18	500,000	533,125
United Rentals North America, Inc.	8.375	09/15/20	215,000	223,063

Transportation Infrastructure 0.13%
CHC Helicopter SA (S)	9.250	10/15/20	675,000	607,500
CMA CGM SA (S)	8.500	04/15/17	335,000	149,075
DP World Sukuk, Ltd.	6.250	07/02/17	100,000	104,000
DP World, Ltd.	6.850	07/02/37	280,000	266,350
SCF Capital, Ltd. (S)	5.375	10/27/17	200,000	182,500

Information Technology 1.22%				12,246,831

Communications Equipment 0.40%
Cisco Systems, Inc.	5.500	01/15/40	2,925,000	3,523,946
CommScope, Inc. (S)	8.250	01/15/19	535,000	526,975

Electronic Equipment, Instruments & Components 0.11%
CPI International, Inc.	8.000	02/15/18	500,000	442,500
NXP BV/NXP Funding LLC (S)	9.750	08/01/18	600,000	660,000
STATS ChipPAC, Ltd. (S)	5.375	03/31/16	20,000	20,000

IT Services 0.05%
iGate Corp. (S)	9.000	05/01/16	455,000	452,725

Semiconductors & Semiconductor Equipment 0.52%
Analog Devices, Inc.	3.000	04/15/16	1,825,000	1,915,763
Applied Materials, Inc.	4.300	06/15/21	2,750,000	2,978,709
MEMC Electronic Materials, Inc.	7.750	04/01/19	340,000	291,550

Software 0.14%
First Data Corp. (S)	12.625	01/15/21	440,000	415,800
Lawson Software, Inc. (S)	11.500	07/15/18	555,000	532,800
SunGard Data Systems, Inc.	7.625	11/15/20	150,000	153,750
SunGard Data Systems, Inc.	7.375	11/15/18	325,000	332,313

Materials 2.92%				29,272,435

Chemicals 0.49%
Ineos Group Holdings, Ltd. (S)	8.500	02/15/16	925,000	781,625
Ineos Group Holdings, Ltd. (EUR) (D)	7.875	02/15/16	50,000	55,694
Koppers, Inc.	7.875	12/01/19	375,000	395,625
MacDermid, Inc. (S)	9.500	04/15/17	225,000	213,750
Momentive Performance Materials, Inc.	11.500	12/01/16	75,000	63,000
Momentive Performance Materials, Inc.	9.000	01/15/21	825,000	697,125
Nova Chemicals Corp.	8.375	11/01/16	575,000	633,219
The Dow Chemical Company	8.550	05/15/19	1,625,000	2,116,085

Construction Materials 0.04%
Cemex SAB de CV (P)(S)	5.369	09/30/15	277,000	204,980
West China Cement, Ltd. (S)	7.500	01/25/16	200,000	173,000

Containers & Packaging 0.30%
ARD Finance SA, PIK (S)	11.125	06/01/18	225,000	202,500
BWAY Holding Company	10.000	06/15/18	475,000	486,875
Cascades, Inc.	7.750	12/15/17	450,000	441,000
Graphic Packaging International, Inc.	9.500	06/15/17	425,000	464,313

8

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Materials (continued)

Pregis Corp.	12.375	10/15/13	$295,000	$268,450
Sealed Air Corp. (S)	8.375	09/15/21	770,000	833,525
Solo Cup Company	8.500	02/15/14	320,000	292,400

Metals & Mining 1.63%
APERAM (S)	7.750	04/01/18	250,000	220,000
APERAM (S)	7.375	04/01/16	200,000	181,000
ArcelorMittal	9.850	06/01/19	2,150,000	2,556,419
Atkore International, Inc. (S)	9.875	01/01/18	600,000	601,500
Barrick PD Australian Finance Pty, Ltd.	5.950	10/15/39	2,425,000	2,848,679
Corporacion Nacional del Cobre de Chile	6.150	10/24/36	285,000	339,188
Evraz Group SA (S)	6.750	04/27/18	204,000	192,525
FMG Resources August 2006 Pty, Ltd. (S)	8.250	11/01/19	580,000	594,500
Gold Fields Orogen Holding BVI, Ltd.	4.875	10/07/20	200,000	186,250
Hyundai Steel Company (S)	4.625	04/21/16	3,100,000	3,184,909
JMC Steel Group (S)	8.250	03/15/18	350,000	346,500
Metalloinvest Finance, Ltd. (S)	6.500	07/21/16	203,000	194,119
Metinvest BV (S)	8.750	02/14/18	373,000	354,350
Mirabela Nickel, Ltd. (S)	8.750	04/15/18	525,000	467,250
Novelis, Inc.	8.375	12/15/17	575,000	621,000
Southern Copper Corp.	6.750	04/16/40	34,000	35,885
Taseko Mines, Ltd.	7.750	04/15/19	275,000	257,125
Vale Overseas, Ltd.	5.625	09/15/19	2,775,000	3,001,890
Vedanta Resources PLC (S)	8.250	06/07/21	204,000	188,700

Paper & Forest Products 0.46%
Ainsworth Lumber Company, Ltd., PIK (S)	11.000	07/29/15	547,122	366,572
Catalyst Paper Corp. (S)	11.000	12/15/16	420,000	243,600
International Paper Company	7.950	06/15/18	2,300,000	2,766,495
Mercer International, Inc.	9.500	12/01/17	510,000	516,375
NewPage Corp. (H)	11.375	12/31/14	325,000	242,938
Verso Paper Holdings LLC/Verso Paper, Inc.	8.750	02/01/19	125,000	90,000
Verso Paper Holdings LLC/Verso Paper, Inc., Series B	11.375	08/01/16	475,000	351,500

Telecommunication Services 2.81%				28,195,014

Diversified Telecommunication Services 2.21%
AT&T, Inc.	6.500	09/01/37	2,175,000	2,693,811
Axtel SAB de CV	9.000	09/22/19	157,000	136,590
Axtel SAB de CV (S)	7.625	02/01/17	52,000	43,940
Cincinnati Bell, Inc.	8.750	03/15/18	420,000	403,200
Cincinnati Bell, Inc.	8.375	10/15/20	75,000	76,500
Cincinnati Bell, Inc.	8.250	10/15/17	425,000	428,188
Discovery Communications LLC	3.700	06/01/15	2,775,000	2,932,046
Frontier Communications Corp.	9.000	08/15/31	1,494,000	1,464,120
GCI, Inc.	8.625	11/15/19	100,000	107,250
GXS Worldwide, Inc.	9.750	06/15/15	470,000	437,100
Indosat Palapa Company BV (S)	7.375	07/29/20	103,000	113,300
Intelsat Jackson Holdings SA	8.500	11/01/19	225,000	235,688
Intelsat Jackson Holdings SA (S)	7.250	04/01/19	450,000	452,250
ITC Deltacom, Inc.	10.500	04/01/16	450,000	464,063
Level 3 Financing, Inc.	10.000	02/01/18	675,000	715,500
PCCW-HKT Capital No 4, Ltd.	4.250	02/24/16	109,000	109,157
Qwest Corp.	7.125	11/15/43	450,000	436,500
Telecom Italia Capital SA	5.250	10/01/15	2,775,000	2,705,026
Telefonica Emisiones SAU	4.949	01/15/15	1,350,000	1,388,823
Telemar Norte Leste SA	5.500	10/23/20	240,000	241,800

9

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Telecommunication Services (continued)

UPC Holding BV (S)	9.875	04/15/18	$250,000	$271,875
UPC Holding BV (EUR) (D)	9.750	04/15/18	100,000	145,289
UPC Holding BV (EUR) (D)	8.375	08/15/20	200,000	272,589
Verizon Wireless Capital LLC	8.500	11/15/18	2,807,000	3,804,004
Virgin Media Finance PLC	8.375	10/15/19	225,000	250,313
West Corp.	8.625	10/01/18	100,000	103,500
West Corp.	7.875	01/15/19	300,000	304,500
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17	686,688	624,886
Windstream Corp.	8.125	09/01/18	200,000	214,000
Windstream Corp.	7.750	10/15/20	25,000	26,125
Windstream Corp.	7.500	04/01/23	575,000	583,625

Wireless Telecommunication Services 0.60%
America Movil SAB de CV	6.125	03/30/40	2,200,000	2,615,807
America Movil SAB de CV	2.375	09/08/16	400,000	399,885
Bakrie Telecom Pte, Ltd.	11.500	05/07/15	148,000	97,680
Digicel Group, Ltd.	10.500	04/15/18	334,000	344,020
Nextel Communications, Inc.	7.375	08/01/15	500,000	477,500
Qtel International Finance, Ltd.	7.875	06/10/19	102,000	125,481
Qtel International Finance, Ltd. (S)	5.000	10/19/25	202,000	203,263
Qtel International Finance, Ltd.	4.750	02/16/21	300,000	305,250
Sprint Capital Corp.	8.750	03/15/32	1,115,000	925,450
Syniverse Holdings, Inc.	9.125	01/15/19	125,000	130,000
Vimpel Communications Via VIP Finance Ireland Ltd. (S)	7.748	02/02/21	203,000	194,880
VimpelCom Holdings BV	6.255	03/01/17	200,000	190,240

Utilities 2.27%				22,772,649

Electric Utilities 1.46%
Duke Energy Carolinas LLC	5.300	02/15/40	2,625,000	3,191,013
Edison Mission Energy	7.625	05/15/27	100,000	62,500
Edison Mission Energy	7.000	05/15/17	1,275,000	892,500
Emgesa SA ESP (COP) (D)	8.750	01/25/21	129,000,000	71,879
Emgesa SA ESP (COP) (D)(S)	8.750	01/25/21	176,000,000	98,455
Empresa Distribuidora y Comercializadora Norte (S)	9.750	10/25/22	152,000	122,360
Exelon Generation Company LLC	4.000	10/01/20	3,065,000	3,149,661
NextEra Energy Capital Holdings, Inc.(6.350% to 10/31/2016,
then 3 month LIBOR + 2.068%)	6.350	10/01/66	2,000,000	1,971,000
Oncor Electric Delivery Company LLC	6.375	01/15/15	2,525,000	2,879,942
PPL Energy Supply LLC	6.500	05/01/18	1,950,000	2,216,378

Independent Power Producers & Energy Traders 0.60%
Calpine Corp. (S)	7.875	07/31/20	750,000	804,375
Calpine Corp. (S)	7.500	02/15/21	225,000	236,250
Capex SA (S)	10.000	03/10/18	121,000	99,293
Dolphin Subsidiary II, Inc. (S)	7.250	10/15/21	260,000	278,850
Dynegy Holdings LLC (H)	8.375	05/01/16	165,000	109,725
Dynegy Holdings LLC (H)	7.750	06/01/19	1,000,000	650,000
Empresas Publicas de Medellin ESP (COP) (D)	8.375	02/01/21	48,000,000	26,405
Empresas Publicas de Medellin ESP (COP) (D)(S)	8.375	02/01/21	220,000,000	122,568
GenOn Energy, Inc.	9.875	10/15/20	300,000	316,500
GenOn Energy, Inc.	9.500	10/15/18	500,000	527,500
NRG Energy, Inc.	8.500	06/15/19	900,000	940,500
NRG Energy, Inc. (S)	7.875	05/15/21	325,000	328,250
NRG Energy, Inc. (S)	7.625	05/15/19	175,000	175,000
The AES Corp.	9.750	04/15/16	425,000	482,375
The AES Corp.	8.000	10/15/17	325,000	356,688

10

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Utilities (continued)

The AES Corp.	8.000	06/01/20	$125,000	$138,125
The AES Corp. (S)	7.375	07/01/21	375,000	401,250

Multi-Utilities 0.21%
Midamerican Energy Holdings Company	5.750	04/01/18	1,825,000	2,123,307

U.S. Government & Agency Obligations 6.48%				$65,051,330

(Cost $64,716,291)

U.S. Government Agency 6.48%				65,051,330

Federal Home Loan Mortgage Corp.
Freddie Mac Gold Pool	6.000	TBA	1,450,000	1,582,943
Freddie Mac Gold Pool	5.500	TBA	3,125,000	3,376,220
Freddie Mac Gold Pool	5.000	TBA	2,500,000	2,681,289
Freddie Mac Gold Pool	4.500	TBA	1,000,000	1,054,604
Freddie Mac Non Gold Pool (P)	6.216	01/01/37	1,008,092	1,055,548
Freddie Mac Non Gold Pool (P)	5.773	11/01/36	584,634	610,019
Freddie Mac Non Gold Pool (P)	5.448	01/01/37	539,098	580,911
Freddie Mac Non Gold Pool (P)	5.088	07/01/38	3,664,916	3,904,279
Federal National Mortgage Association
Fannie Mae Pool	6.500	01/01/37	1,858,301	2,053,251
Fannie Mae Pool	6.000	TBA	3,050,000	3,342,983
Fannie Mae Pool (P)	5.788	01/01/37	676,977	733,722
Fannie Mae Pool (P)	5.641	10/01/38	1,284,938	1,371,269
Fannie Mae Pool	5.500	TBA	3,000,000	3,255,234
Fannie Mae Pool (P)	5.265	04/01/37	2,176,896	2,303,568
Fannie Mae Pool (P)	5.028	11/01/35	849,830	905,334
Fannie Mae Pool	5.000	TBA	3,000,000	3,221,178
Fannie Mae Pool	4.500	TBA	8,400,000	8,883,612
Fannie Mae Pool	4.000	TBA	4,600,000	4,785,257
Government National Mortgage Association
Ginnie Mae Pool	6.000	TBA	651,917	730,917
Ginnie Mae Pool	5.500	TBA	5,000,000	5,551,953
Ginnie Mae Pool	5.000	TBA	5,000,000	5,496,172
Ginnie Mae Pool	4.500	TBA	5,000,000	5,435,521
Ginnie Mae Pool	4.000	TBA	2,000,000	2,135,546

Foreign Government Obligations 8.12%				$81,476,636

(Cost $81,737,923)

Argentina 0.36%				3,585,348

Republic of Argentina
Bond (EUR) (D) (I)	—	12/15/35	1,320,465	248,489
Bond	8.280	12/31/33	1,790,574	1,366,236
Bond (EUR) (D) (P)	7.820	12/31/33	1,332,524	1,106,288
Bond (EUR) (D)	7.820	12/31/33	311,374	258,509
Bond	7.000	04/17/17	265,995	218,116
Bond (ARS) (D) (P)	5.830	12/31/33	1,164,643	387,710

Brazil 0.93%				9,283,541

Federative Republic of Brazil
Bond (BRL) (D)	10.000	01/01/17	2,800,000	1,595,945
Bond	4.875	01/22/21	894,000	987,423

11

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Brazil (continued)

Bond (BRL) (D) (Z)	Zero	01/01/15	$900,000	$374,514
Note	5.875	01/15/19	832,000	975,520
Notas do Tesouro Nacional
Note (BRL) (D)	10.000	01/01/14	2,885,000	1,708,800
Note (BRL) (D)	10.000	01/01/15	500,000	292,296
Note (BRL) (D)	10.000	01/01/21	6,061,000	3,349,043

Colombia 0.39%				3,931,392

Bogota Distrito Capital
Note (COP) (D)	9.750	07/26/28	200,000,000	149,411
Note (COP) (D)	9.750	07/26/28	2,065,000,000	1,542,663
Republic of Colombia
Bond (COP) (D)	9.850	06/28/27	45,000,000	33,973
Bond	8.125	05/21/24	715,000	974,545
Bond	7.375	09/18/37	905,000	1,230,800

Croatia 0.05%				502,456

Republic of Croatia
Bond (S)	6.625	07/14/20	113,000	111,446
Bond (S)	6.375	03/24/21	400,000	391,010

El Salvador 0.06%				643,100

Republic of El Salvador
Bond	8.250	04/10/32	300,000	327,000
Bond (S)	7.375	12/01/19	290,000	316,100

Ghana 0.01%				114,240

Republic of Ghana
Bond	8.500	10/04/17	102,000	114,240

Indonesia 0.17%				1,656,240

Republic of Indonesia
Bond (S)	11.625	03/04/19	575,000	856,750
Bond	11.625	03/04/19	457,000	680,930
Bond	5.875	03/13/20	104,000	118,560

Iraq 0.18%				1,828,905

Republic of Iraq
Bond	5.800	01/15/28	2,158,000	1,828,905

Malaysia 0.81%				8,109,642

Government of Malaysia
Bond	5.625	03/15/16	239,000	265,510
Bond (MYR) (D)	5.094	04/30/14	1,020,000	348,156
Bond (MYR) (D)	4.262	09/15/16	830,000	280,970
Bond (MYR) (D)	4.012	09/15/17	3,320,000	1,110,842
Bond (MYR) (D)	3.835	08/12/15	16,570,000	5,504,886
Bond (MYR) (D)	3.741	02/27/15	1,810,000	599,278

Mexico 1.11%				11,161,425

Government of Mexico
Bond (MXN) (D)	8.500	05/31/29	12,840,000	1,100,745
Bond (MXN) (D)	8.500	11/18/38	8,031,000	671,951
Bond (MXN) (D)	8.000	06/11/20	42,626,000	3,622,983
Bond	8.000	09/24/22	271,000	373,980
Bond (MXN) (D)	7.750	12/14/17	11,590,000	978,536

12

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Mexico (continued)

Bond (MXN) (D)	7.750	05/29/31	$6,890,000	$542,093
Bond (MXN) (D)	6.500	06/10/21	30,590,000	2,346,070
Bond	5.750	10/12/10	954,000	969,264
Bond (MXN) (D)	4.000	06/13/19	1,521,121	130,960
Bond (MXN) (D)	3.500	12/14/17	1,567,215	132,018
Bond (MXN) (D)	2.500	12/10/20	4,196,209	292,825

Panama 0.17%				1,704,051

Republic of Panama
Bond	8.875	09/30/27	175,000	258,125
Bond	6.700	01/26/36	340,000	429,250
Bond	5.200	01/30/20	911,000	1,016,676

Peru 0.06%				619,875

Republic of Peru
Bond	7.350	07/21/25	475,000	619,875

Philippines 0.16%				1,645,508

Republic of Philippines
Bond	9.500	02/02/30	124,000	189,255
Bond	7.750	01/14/31	920,000	1,230,500
Bond (PHP) (D)	4.950	01/15/21	10,000,000	225,753

Poland 0.70%				7,037,520

Republic of Poland
Bond	6.375	07/15/19	1,443,000	1,619,046
Bond (PLN) (D)	5.750	09/23/22	1,010,000	318,305
Bond (PLN) (D)	5.500	04/25/15	6,490,000	2,081,946
Bond	5.125	04/21/21	338,000	344,760
Bond	5.000	03/23/22	311,000	309,463
Bond (PLN) (D)	3.000	08/24/16	3,777,071	1,193,453
Bond (PLN) (D) (Z)	Zero	01/25/13	3,930,000	1,170,547

Qatar 0.06%				554,858

Government of Qatar
Bond	5.250	01/20/20	501,000	554,858

Russia 0.45%				4,475,028

Government of Russia
Eurobond	12.750	06/24/28	282,000	489,270
Eurobond	11.000	07/24/18	72,000	101,160
Eurobond (RUB) (D)	7.850	03/10/18	5,000,000	169,870
Eurobond	7.500	03/31/30	755,381	895,127
Eurobond	7.500	03/31/30	2,379,410	2,819,601

South Africa 1.00%				10,056,004

Republic of South Africa
Bond (ZAR) (D)	10.500	12/21/26	5,220,000	782,918
Bond (ZAR) (D)	10.500	12/21/26	8,150,000	1,222,372
Bond (ZAR) (D)	8.000	12/21/18	25,320,000	3,257,092
Bond (ZAR) (D)	7.000	02/28/31	3,020,000	317,242
Bond	6.875	05/27/19	183,000	221,201
Bond (ZAR) (D)	6.750	03/31/21	23,570,000	2,759,144
Bond	6.500	06/02/14	50,000	55,185
Bond	6.250	03/08/41	361,000	418,760
Bond	5.875	05/30/22	151,000	172,140

13

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
South Africa (continued)

Bond	5.500	03/09/20	$764,000	$849,950

Thailand 0.33%				3,316,789

Kingdom of Thailand
Bond (THB) (D)	4.250	03/13/13	5,400,000	177,722
Bond (THB) (D)	3.625	05/22/15	4,000,000	131,670
Bond (THB) (D)	3.125	12/11/15	92,450,000	2,993,898
Bond (THB) (D)	1.200	07/14/21	403,724	13,499

Turkey 0.73%				7,274,348

Republic of Turkey
Bond (TRY) (D)	12.000	08/14/13	414,491	278,921
Bond (TRY) (D)	10.000	06/17/15	160,000	92,196
Bond (TRY) (D)	9.000	05/21/14	606,085	402,023
Bond (TRY) (D)	8.000	01/29/14	160,000	87,853
Bond	7.500	11/07/19	206,000	245,140
Bond	7.250	03/15/15	590,000	660,800
Bond	7.250	03/05/38	384,000	443,520
Bond	7.000	06/05/20	83,000	95,243
Bond	5.125	03/25/22	226,000	226,283
Bond (TRY) (D)	4.500	02/11/15	475,093	287,060
Bond (TRY) (D) (Z)	Zero	08/08/12	870,000	456,475
Bond (TRY) (D) (Z)	Zero	11/07/12	4,180,000	2,142,576
Bond (TRY) (D) (Z)	Zero	02/20/13	2,870,000	1,435,294
Bond (TRY) (D) (Z)	Zero	05/15/13	860,000	420,964

Ukraine 0.11%				1,146,793

Republic of Ukraine
Bond	7.750	09/23/20	1,099,000	1,052,293
Bond (S)	6.875	09/23/15	100,000	94,500

Uruguay 0.11%				1,109,248

Republic of Uruguay
Bond	8.000	11/18/22	593,093	785,848
Bond	7.625	03/21/36	245,000	323,400

Venezuela 0.17%				1,720,325

Republic of Venezuela
Bond	13.625	08/15/18	400,000	394,000
Bond	8.500	10/08/14	1,430,000	1,326,325

Capital Preferred Securities 0.38%				$3,849,035

(Cost $3,956,551)

Financials 0.37%				3,698,917

ILFC E-Capital Trust I (1.550% + Highest of 3 month LIBOR,
10 year CMT and 30 year CMT) (S)	4.770	12/21/65	650,000	444,197
Standard Chartered PLC (6.409% to 01/30/2017, then 3
month LIBOR + 1.510%) (Q)(S)	6.409	01/30/17	3,700,000	3,254,720

Industrials 0.01%				150,118

Hutchison Whampoa International 10, Ltd. (P)(Q)	6.000	10/28/15	149,000	150,118

14

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Convertible Bonds 1.97%				$19,819,822

(Cost $20,721,616)

Consumer Discretionary 0.16%				1,638,430

Auto Components 0.13%
Cie Generale des Etablissements Michelin (EUR) (D)(Z)	Zero	01/01/17	$411,646	622,813
TRW Automotive, Inc.	3.500	12/01/15	428,000	690,685

Hotels, Restaurants & Leisure 0.01%
Home Inns & Hotels Management, Inc. (S)	2.000	12/15/15	98,000	87,588

Specialty Retail 0.02%
RadioShack Corp. (S)	2.500	08/01/13	245,000	237,344

Consumer Staples 0.16%				1,644,503

Food Products 0.16%
Smithfield Foods, Inc.	4.000	06/30/13	576,000	685,440
Tyson Foods, Inc.	3.250	10/15/13	750,000	959,063

Energy 0.25%				2,466,613

Energy Equipment & Services 0.25%
Hercules Offshore, Inc. (3.375% Steps down to Zero Coupon
on 6/1/2013)	3.375	06/01/38	585,000	520,650
Hornbeck Offshore Services, Inc. (1.625% Steps down to
1.375% on 11/15/2013)	1.625	11/15/26	240,000	231,600
Newpark Resources, Inc.	4.000	10/01/17	450,000	505,688
SESI LLC (1.500% Steps down to 1.250% on 12/15/2011)	1.500	12/15/26	496,000	495,380
Subsea 7 SA	2.250	10/11/13	600,000	696,600

Oil, Gas & Consumable Fuels 0.00%
InterOil Corp.	2.750	11/15/15	21,000	16,695

Financials 0.01%				94,640

Thrifts & Mortgage Finance 0.01%
Radian Group, Inc.	3.000	11/15/17	182,000	94,640

Health Care 0.32%				3,187,297

Biotechnology 0.23%
Amylin Pharmaceuticals, Inc.	3.000	06/15/14	582,000	520,890
Dendreon Corp.	2.875	01/15/16	735,000	536,550
Gilead Sciences, Inc.	1.000	05/01/14	670,000	740,350
PDL BioPharma, Inc.	3.750	05/01/15	248,000	244,900
Savient Pharmaceuticals, Inc.	4.750	02/01/18	367,000	255,524

Health Care Equipment & Supplies 0.05%
Hologic, Inc. (2.000% Steps down to Zero Coupon on
12/15/2013)	2.000	12/15/37	292,000	274,845
Integra LifeSciences Holdings Corp. (S)	1.625	12/15/16	210,000	183,225

Pharmaceuticals 0.04%
Teva Pharmaceutical Finance Company, LLC	0.250	02/01/26	410,000	431,013

Industrials 0.14%				1,387,688

Airlines 0.04%
AirTran Holdings, Inc.	5.250	11/01/16	309,000	396,293

15

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Industrials (continued)

Machinery 0.09%
Altra Holdings, Inc. (S)	2.750	03/01/31	$469,000	$400,995
Greenbrier Companies, Inc. (S)	3.500	04/01/18	646,000	542,640

Marine 0.01%
Ultrapetrol Bahamas, Ltd. (S)	7.250	01/15/17	64,000	47,760

Information Technology 0.73%				7,332,003

Communications Equipment 0.15%
Alcatel-Lucent (EUR) (D)	5.000	01/01/15	13,566,000	183,063
Ciena Corp. (S)	4.000	03/15/15	220,000	223,575
Comtech Telecommunications Corp.	3.000	05/01/29	388,000	436,985
Ixia (S)	3.000	12/15/15	670,000	656,600

Computers & Peripherals 0.01%
SanDisk Corp.	1.500	08/15/17	102,000	121,763

Electronic Equipment, Instruments & Components 0.01%
Hon Hai Precision Industry Company, Ltd. (Z)	Zero	10/12/13	100,000	95,640

Internet Software & Services 0.15%
Digital River, Inc. (S)	2.000	11/01/30	846,000	702,180
EarthLink, Inc. (3.250% to 11/15/2011, then 3.500%)	3.250	11/15/26	461,000	461,000
WebMD Health Corp. (S)	2.500	01/31/18	310,000	272,413
WebMD Health Corp. (S)	2.250	03/31/16	98,000	90,528

Semiconductors & Semiconductor Equipment 0.33%
Intel Corp.	3.250	08/01/39	281,000	354,763
Micron Technology, Inc.	1.875	06/01/14	216,000	207,090
Micron Technology, Inc.	1.875	06/01/27	290,000	250,488
Micron Technology, Inc. (S)	1.500	08/01/31	539,000	446,023
ON Semiconductor Corp.	2.625	12/15/26	664,000	724,590
ON Semiconductor Corp., Series B (Call/Conversion date on
04/15/2012) (Z)	Zero	04/15/24	789,000	797,876
Rudolph Technologies, Inc. (S)	3.750	07/15/16	98,000	86,318
Xilinx, Inc.	3.125	03/15/37	362,000	425,350

Software 0.08%
Callidus Software, Inc. (S)	4.750	06/01/16	441,000	422,258
Mentor Graphics Corp. (S)	4.000	04/01/31	400,000	373,500

Materials 0.11%				1,124,548

Construction Materials 0.02%
Cemex SAB de CV (S)	3.750	03/15/18	275,000	160,875
Cemex SAB de CV (S)	3.250	03/15/16	112,000	65,800

Containers & Packaging 0.06%
Owens-Brockway Glass Container, Inc. (S)	3.000	06/01/15	700,000	644,875

Metals & Mining 0.03%
RTI International Metals, Inc.	3.000	12/01/15	237,000	252,998

Telecommunication Services 0.09%				944,100

Communications Equipment 0.09%
Alcatel-Lucent USA, Inc.	2.875	06/15/25	230,000	217,350
Alcatel-Lucent USA, Inc., Series A	2.875	06/15/23	855,000	726,750

16

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Structured Notes (K)1.75%				$17,605,716

(Cost $16,978,905)

Brazil 0.41%				4,146,603

Federative Republic of Brazil (Citigroup Funding, Inc.)
Note (BRL) (D)	10.000	11/08/11	$700,000	373,226
Note (BRL) (D)	10.000	01/01/12	2,000,000	1,066,361
Federative Republic of Brazil (HSBC Bank PLC)
Note (BRL) (D)	10.000	01/01/17	400,000	221,034
Note (BRL) (D)	10.000	01/01/17	1,600,000	884,135
Note (BRL) (D)	10.000	01/01/17	300,000	165,775
Federative Republic of Brazil (JPMorgan Chase & Company)
Note (BRL) (D) (S)	10.000	01/01/17	400,000	221,034
Note (BRL) (D)	10.000	01/01/21	500,000	267,001
Note (BRL) (D)	10.000	01/01/21	1,655,000	948,037

Colombia 0.35%				3,536,309

Republic of Colombia (Citigroup Funding, Inc.)
Note (COP) (D)	11.000	07/27/20	5,200,000,000	3,402,461
Note (COP) (D)	10.000	07/24/24	208,000,000	133,848

Indonesia 0.70%				7,075,481

Republic of Indonesia (Barclays Bank PLC)
Note (IDR) (D)	11.500	09/15/19	26,800,000,000	4,010,388
Republic of Indonesia (Credit Suisse)
Note (IDR) (D)	12.800	06/15/21	3,000,000,000	503,122
Republic of Indonesia (Deutsche Bank AG)
Note (IDR) (D)	8.250	07/15/21	600,000,000	77,266
Republic of Indonesia (HSBC Bank PLC)
Bond (IDR) (D) (S)	12.800	06/15/21	1,900,000,000	312,285
Note (IDR) (D) (S)	8.250	07/15/21	1,230,000,000	156,590
Republic of Indonesia (JPMorgan Chase & Company)
Note (IDR) (D)	11.000	09/15/25	8,800,000,000	1,356,905
Note (IDR) (D)	9.500	06/15/15	103,000,000	13,119
Note (IDR) (D)	8.250	06/15/32	5,000,000,000	645,806

Russia 0.25%				2,464,286

Government of Russia (Credit Suisse)
Bond (RUB) (D)	7.400	06/14/17	14,700,000	472,649
Bond (RUB) (D) (S)	7.000	06/03/15	26,800,000	871,418
Government of Russia (Deutsche Bank AG)
Bond (RUB) (D)	7.350	01/20/16	10,000,000	324,826
Government of Russia (HSBC Bank PLC)
Bond (RUB) (D) (S)	7.350	01/20/16	9,000,000	292,195
Government of Russia (JPMorgan Chase & Company)
Bond (RUB) (D)	6.880	07/15/15	15,700,000	503,198

United Kingdom 0.04%				383,037

Cablevision SA (Deutsche Bank AG)
Bond (S)	9.375	02/13/18	390,000	383,037

17

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
Rate (%)		date		Value
Term Loans (M)19.51%				$195,797,120

(Cost $199,858,336)

Consumer Discretionary 4.88%				48,960,517

Auto Components 0.26%
Allison Transmission, Inc.	2.750	08/07/14	$2,731,373	2,638,050

Automobiles 0.31%
Chrysler Group LLC	6.000	05/24/17	3,285,765	3,098,204

Hotels, Restaurants & Leisure 1.08%
Caesars Entertainment Corp.	3.358	01/28/15	4,648,000	4,090,240
CCM Merger, Inc.	7.000	03/01/17	2,959,420	2,933,525
Dunkin' Brands, Inc.	4.000	11/23/17	2,179,361	2,173,913
Isle of Capri Casinos, Inc.	4.750	11/01/13	1,630,851	1,630,851

Leisure Equipment & Products 0.14%
AMC Networks, Inc.	4.000	12/31/18	1,363,583	1,345,402

Media 2.58%
Advantage Sales & Marketing LLC	9.250	06/18/18	710,000	677,163
Advantage Sales & Marketing LLC	5.250	12/18/17	2,111,785	2,072,189
Cumulus Media, Inc.	5.750	09/17/18	2,825,000	2,782,625
Getty Images, Inc.	5.250	11/07/16	2,593,922	2,596,083
Hubbard Broadcasting, Inc.	5.250	04/28/17	1,192,986	1,178,074
Interactive Data Corp.	4.500	02/12/18	2,580,239	2,552,824
MCC Georgia LLC	4.500	10/23/17	1,956,515	1,914,939
Nielsen Finance LLC	3.492	05/02/16	2,106,787	2,085,719
RH Donnelley, Inc.	9.000	10/24/14	1,661,132	679,680
Sinclair Television Group, Inc.	4.000	10/28/16	1,403,908	1,393,379
Univision Communications, Inc.	4.496	03/31/17	5,555,613	5,023,202
UPC Financing Partnership (T)	—	12/31/17	831,000	820,613
Visant Corp.	5.250	12/22/16	2,244,043	2,120,620

Multiline Retail 0.32%
The Neiman Marcus Group, Inc.	4.750	05/16/18	3,319,000	3,218,836

Specialty Retail 0.19%
Toys R US - Delaware, Inc.	6.000	09/01/16	1,683,000	1,653,548
Toys R US - Delaware, Inc.	5.250	05/25/18	289,275	280,838

Consumer Staples 2.04%				20,434,023

Food & Staples Retailing 0.38%
BJ's Wholesale Club, Inc.	7.000	09/27/18	2,070,000	2,063,962
Michael Foods, Inc.	4.250	02/23/18	1,774,749	1,757,002

Food Products 1.08%
Dean Foods Company	3.370	04/02/16	864,234	841,547
Del Monte Corp.	4.500	03/08/18	3,518,183	3,430,228
Dole Food Company, Inc.	5.045	07/06/18	713,224	713,521
Dole Food Company, Inc.	5.032	07/06/18	1,324,558	1,325,111
Pierre Foods, Inc.	7.000	09/30/16	2,103,750	2,080,083
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	6.000	04/02/14	1,236,194	1,245,465
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.(T)	—	04/02/14	1,200,000	1,181,000

Household Products 0.33%
Reynolds Consumer Products Holdings, Inc.	6.500	02/09/18	2,034,580	2,028,222
Reynolds Group Holdings, Inc.	6.500	08/09/18	1,236,000	1,229,820

Personal Products 0.25%
Revlon Consumer Products Corp.	4.750	11/17/17	2,560,466	2,538,062

18

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Energy 0.53%				$5,281,130

Energy Equipment & Services 0.30%
Hercules Offshore, Inc.	7.500	07/11/13	$3,030,436	2,974,879

Oil, Gas & Consumable Fuels 0.23%
Bumi Resources Tbk PT	6.786	03/02/12	395,000	359,055
MEG Energy Corp.	4.000	03/16/18	1,953,707	1,947,196

Financials 1.04%				10,420,185

Diversified Financial Services 0.71%
Atlantic Broadband Finance LLC	4.000	03/08/16	1,314,710	1,288,416
Fox Acquisition Sub LLC	4.750	07/14/15	3,742,328	3,630,058
Springleaf Finance Funding Company	5.500	05/10/17	2,407,000	2,201,401

Real Estate Investment Trusts 0.33%
iStar Financial, Inc.	7.000	06/30/14	2,040,000	1,976,674
iStar Financial, Inc.	5.000	06/28/13	1,338,939	1,323,636

Health Care 2.34%				23,540,394

Health Care Equipment & Supplies 0.34%
Capsugel Healthcare, Ltd.	5.250	08/01/18	2,052,000	2,054,565
Kinetic Concepts, Inc. (T)	—	11/02/18	1,412,000	1,414,868

Health Care Providers & Services 1.75%
Community Health Systems, Inc.	3.819	01/25/17	1,090,836	1,055,384
Community Health Systems, Inc.	2.569	07/25/14	1,889,064	1,830,031
DaVita, Inc.	4.500	10/20/16	2,843,060	2,828,844
Emergency Medical Services Corp.	5.250	05/25/18	2,583,020	2,521,028
Golden Gate National Senior Care LLC	5.000	05/04/18	3,717,088	3,376,353
IASIS Healthcare Corp.	5.000	05/03/18	3,840,700	3,749,483
Vanguard Health Holding Company I LLC	5.000	01/29/16	2,263,737	2,242,986

Pharmaceuticals 0.25%
Warner Chilcott Company LLC	4.250	03/15/18	2,490,721	2,466,852

Industrials 2.22%				22,274,856

Aerospace & Defense 0.53%
DAE Aviation Holdings, Inc.	5.430	07/31/14	868,759	840,524
DAE Aviation Holdings, Inc.	5.430	07/31/14	832,569	805,510
Ducommun, Inc.	5.500	06/28/17	1,913,688	1,894,551
TransDigm, Inc.	4.000	02/14/17	1,786,500	1,776,823

Aerospace & Defense 0.41%
Sequa Corp.	3.622	12/03/14	4,283,447	4,117,463

Building Products 0.21%
Goodman Global, Inc.	9.000	10/30/17	1,081,000	1,083,027
Goodman Global, Inc.	5.750	10/28/16	1,006,231	1,002,997

Commercial Services & Supplies 0.21%
Waste Industries USA, Inc.	4.750	03/17/17	2,163,130	2,100,940

Industrial Conglomerates 0.26%
Tomkins LLC	4.250	09/21/16	2,612,087	2,604,468

19

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Industrials (continued)

Machinery 0.60%
Douglas Dynamics Holdings, Inc.	5.750	04/07/18	$1,442,750	$1,413,895
Rexnord LLC	2.872	07/19/13	2,130,000	2,098,050
The Manitowoc Company, Inc.	4.250	11/13/17	648,375	634,327
Xerium Technologies, Inc.	5.500	05/22/17	1,943,583	1,902,281

Information Technology 2.31%				23,145,951

Communications Equipment 0.27%
CommScope, Inc.	5.000	01/14/18	1,358,175	1,347,989
Fibertech Networks LLC	6.750	11/30/16	1,371,635	1,344,202

Electronic Equipment, Instruments & Components 0.27%
Aeroflex, Inc.	4.250	05/09/18	1,695,750	1,661,835
Sensata Technologies, Inc.	4.000	05/11/18	1,097,250	1,089,478

Internet Software & Services 0.20%
SkillSoft Corp.	6.500	05/19/17	740,000	736,300
SkillSoft Corp.	6.500	05/26/17	1,229,832	1,223,682

Semiconductors & Semiconductor Equipment 0.74%
Freescale Semiconductor, Inc.	4.489	12/01/16	2,613,591	2,509,047
Microsemi Corp.	5.750	02/02/18	2,471,000	2,477,178
NXP Funding LLC	4.500	03/03/17	2,527,300	2,426,208

Software 0.83%
First Data Corp.	4.245	03/23/18	5,120,632	4,411,425
Lawson Software	6.750	07/05/17	2,095,000	2,075,359
SunGard Data Systems, Inc.	1.993	02/28/14	1,874,887	1,843,248

Materials 1.88%				18,920,099

Chemicals 1.21%
Ashland, Inc.	3.750	08/23/18	2,966,000	2,975,269
Chemtura Corp.	5.500	08/27/16	2,238,518	2,241,316
Hexion Specialty Chemicals BV	4.125	05/05/15	798,258	759,676
Momentive Specialty Chemicals, Inc.	4.000	05/05/15	1,878,365	1,787,578
OM Group, Inc.	5.750	08/02/17	823,000	823,000
Styron LLC	6.000	08/02/17	3,882,667	3,545,361

Containers & Packaging 0.10%
Sealed Air Corp.	4.750	10/03/18	992,513	1,001,611

Metals & Mining 0.40%
Novelis, Inc.	3.750	03/10/17	2,345,078	2,328,224
Walter Energy, Inc.	4.000	04/02/18	1,762,270	1,755,661

Paper & Forest Products 0.17%
Ainsworth Lumber Company, Ltd.	5.250	06/26/14	1,899,473	1,702,403

Telecommunication Services 0.86%				8,650,913

Diversified Telecommunication Services 0.73%
Intelsat Jackson Holdings SA	5.250	04/02/18	3,469,687	3,443,665
Level 3 Financing, Inc.	2.648	03/13/14	2,424,000	2,353,299
Telesat Canada	3.250	10/31/14	1,617,674	1,587,343

Wireless Telecommunication Services 0.13%
MetroPCS Wireless, Inc.	4.000	03/16/18	1,290,261	1,266,606

20

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Utilities 1.41%				$14,169,052

Electric Utilities 0.57%
Texas Competitive Electric Holdings Company LLC	4.757	10/10/17	$8,488,544	5,767,966

Independent Power Producers & Energy Traders 0.84%
Calpine Corp.	4.500	04/02/18	3,310,975	3,272,470
GenOn Energy, Inc.	6.000	09/08/17	3,052,542	3,044,147
NRG Energy, Inc.	4.000	07/02/18	2,085,773	2,084,469

Collateralized Mortgage Obligations 14.40%				$144,573,630

(Cost $150,400,595)

Commercial & Residential 14.10%				141,528,383

American Home Mortgage Assets
Series 2006-4, Class 1A (P)	0.435	10/25/46	4,341,325	1,842,263
Series 2007-1, Class A1 (P)	0.930	02/25/47	6,196,693	2,786,516
BCAP LLC Trust
Series 2009, Class 7A1 (P) (S)	6.120	08/26/36	2,899,343	2,865,940
BCRR Trust
Series 2009-1, Class 2A1 (P) (S)	5.858	07/17/40	3,200,000	3,540,698
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A4A (P)	5.147	10/12/42	2,240,000	2,502,806
Citicorp Mortgage Securities, Inc.
Series 2007-8, Class 1A3	6.000	09/25/37	1,092,029	1,056,553
Commercial Mortgage Pass Through Certificates
Series 2006, Class C8	5.377	12/10/46	3,950,000	2,788,743
Countrywide Alternative Loan Trust
Series 2005-51, Class 1A2A (P)	0.535	11/20/35	542,803	511,691
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (P)	0.495	02/25/36	3,458,433	1,984,490
Series 2004-25, Class 1A1 (P)	0.575	02/25/35	3,286,626	2,216,724
Series 2004-25, Class 2A1 (P)	0.585	02/25/35	4,939,527	3,255,869
Credit Suisse Mortgage Capital Certificates
Series 2010-16, Class A3 (P) (S)	4.188	06/25/50	2,450,000	2,269,109
Series 2010-20R, Class 5A6 (P) (S)	3.500	09/27/35	4,494,566	4,388,822
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2007-OA2, Class A1 (P)	1.012	04/25/47	3,170,670	1,887,906
Extended Stay America Trust
Series 2010-ESHA, Class B (S)	4.221	11/05/27	3,750,000	3,683,944
First Horizon Alternative Mortgage Securities
Series 2005-AA12, Class 1A1 (P)	2.317	02/25/36	3,091,885	2,050,235
FREMF Mortgage Trust
Series 2011-K701, Class C (P) (S)	4.288	07/25/48	6,125,000	5,405,112
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1, Class A7 (P)	5.317	06/10/36	625,000	667,103
GS Mortgage Securities Corp. II
Series 2007, Class G10 (P)	5.790	08/10/45	5,325,000	4,172,883
Harborview Mortgage Loan Trust
Series 2005-8, Class 1A2A (P)	0.574	09/19/35	2,649,961	1,600,836
Series 2007-3, Class 2A1A (P)	0.444	05/19/47	4,691,169	2,721,051
Indymac Index Mortgage Loan Trust
Series 2005-16IP, Class A1 (P)	0.565	07/25/45	3,231,855	1,892,952
Jefferies & Company, Inc.
Series 2008-R1, Class A (P) (S)	9.147	06/25/47	3,634,691	2,879,602

21

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Commercial & Residential (continued)

Series 2009-R2, Class 4A (P) (S)	4.519	05/26/37	$2,791,856	$2,755,626
Series 2009-R9, Class 1A1 (P) (S)	2.567	08/26/46	2,095,477	2,048,147
Series 2010-R8, Class 1A1 (P) (S)	0.432	02/26/47	3,633,147	3,563,188
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class A2FX	5.130	01/12/43	2,357,670	2,353,693
Series 2006-LDP9, Class AJ	5.411	05/15/47	4,725,000	2,835,000
Series 2007-C1, Class A4	5.716	02/15/51	500,000	533,151
Series 2010-C1, Class A1 (S)	3.853	06/15/43	2,770,843	2,882,425
Series 2011-CCHP, Class A (P) (S)	2.600	07/15/28	4,250,000	4,182,540
JPMorgan Reremic
Series 2009-12, Class 1A1 (P) (S)	5.773	07/26/37	1,272,897	1,324,135
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4	5.372	09/15/39	526,000	578,467
Lehman XS Trust
Series 2007-4N, Class 3A2A (P)	0.980	03/25/47	933,795	521,619
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, 2A1A (P)	2.556	12/25/35	340,935	333,666
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A (P)	0.363	12/12/49	3,017,327	2,997,995
Morgan Stanley Reremic Trust
Series 2011-KEYA, Class 1A (S)	4.250	12/19/40	6,450,000	6,280,494
MortgageIT Trust
Series 2004-2, Class A1 (P)	0.615	12/25/34	2,672,808	2,170,075
OBP Depositor LLC Trust
Series 2010-OBP, Class A (S)	4.646	07/15/45	2,500,000	2,673,643
RBSSP Resecuritization Trust
Series 2010-3, Class 3A1 (P) (S)	0.395	01/26/46	3,610,473	3,326,711
Series 2010-4, Class 5A1 (P) (S)	0.395	02/26/37	2,975,518	2,847,124
Structured Asset Mortgage Investments, Inc.
Series 2005-AR6, Class 2A1 (P)	0.555	09/25/45	4,475,612	2,472,740
WaMu Mortgage Pass Through Certificates
Series 2004-13, Class A1 (P)	0.610	11/25/34	3,435,141	2,450,798
Series 2004-AR8, Class A1 (P)	0.670	06/25/44	2,399,192	1,635,582
Series 2005-11, Class A1 (P)	0.565	08/25/45	5,125,022	3,837,012
Series 2005-AR1, Class A1A (P)	0.565	01/25/45	2,285,384	1,744,820
Series 2005-AR13, Class A1A1 (P)	0.535	10/25/45	4,777,590	3,595,944
Series 2005-AR13, Class A1B2 (P)	0.675	10/25/45	2,677,433	1,648,353
Series 2005-AR17, Class A1A2 (P)	0.535	12/25/45	3,960,009	2,705,609
Series 2005-AR19, Class A1A1 (P)	0.515	12/25/45	2,242,331	1,747,846
Series 2005-AR6, Class 2A1A (P)	0.475	04/25/45	6,232,563	4,744,844
Series 2005-AR8, Class 1A (P)	0.515	07/25/45	4,410,059	3,334,472
Series 2005-AR9, Class A1A (P)	0.565	07/25/45	2,976,627	2,173,390
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR12, Class 2A6 (P)	2.717	07/25/35	2,154,356	1,904,718
Series 2005-AR4, Class 2A2 (P)	2.739	04/25/35	3,677,534	3,398,619
Series 2005-AR9, Class 3A1 (P)	2.742	05/25/35	1,052,396	954,089

U.S. Government Agency 0.30%				3,045,247

Federal Home Loan Mortgage Corp.
Freddie Mac Series 3733, Class A	4.000	04/15/28	1,586,473	1,653,868
Freddie Mac Series 3829 IO	4.500	08/15/39	9,050,008	1,391,379

22

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Asset Backed Securities 3.60%				$36,102,315

(Cost $35,628,689)

Cabela's Master Credit Card Trust
Series 2010-2A, Class A1 (S)	2.290	09/17/18	$3,000,000	3,095,703
Carrington Mortgage Loan Trust
Series 2006-FRE1, Class A2 (P)	0.355	07/25/36	4,607,112	4,240,087
Countrywide Asset-Backed Certificates
Series 2007-1, Class 2A1 (P)	0.295	07/25/37	559,245	544,870
FUEL Trust
Series 2011-1 (S)	4.207	04/15/16	2,725,000	2,738,791
GSAMP Trust
Series 2007-HE2, Class A2A (P)	0.365	03/25/47	2,742,322	2,683,491
Home Equity Mortgage Trust
Series 2006-1, Class A2	5.300	05/25/36	6,311,000	2,466,440
Novastar Home Equity Loan
Series 2006-2, Class A2B (P)	0.355	06/25/36	12,860	12,803
Option One Mortgage Loan Trust
Series 2007-2, Class 3A1 (P)	0.335	03/25/37	1,266,457	1,252,505
SLC Student Loan Trust
Series 2010-B, Class A1 (P) (S)	4.000	07/15/42	2,189,454	2,284,327
SLM Student Loan Trust
Series 20011-1, Class A1 (P)	0.765	03/25/26	4,722,276	4,728,591
Soundview Home Equity Loan Trust
Series 2005-OPT3, Class A4 (P)	0.545	11/25/35	2,455,732	2,248,078
Structured Asset Securities Corp.
Series 2006-BC6, Class A2 (P)	0.325	01/25/37	209,803	206,017
Series 2008-BC4, Class A3 (P)	0.495	11/25/37	4,572,756	4,280,287
TAL Advantage LLC
Series 2010-2A, Class A (S)	4.300	10/20/25	2,790,000	2,869,314
Series 2011-1A, Class A (S)	4.600	01/20/26	2,451,250	2,451,011
			Shares	Value

Common Stocks 0.04%				$441,244

(Cost $495,384)

Consumer Staples 0.04%				376,220

Food Products 0.04%
Archer-Daniels-Midland Company			13,000	376,220

Financials 0.00%				18,294

Hipotecaria Su Casita SA de CV (I)			3,049	18,294

Health Care 0.00%				46,730

Life Sciences Tools & Services 0.00%
Life Technologies Corp. (I)			1,149	46,730

23

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

		Shares	Value
Preferred Securities 0.28%			$2,833,544

(Cost $2,921,783)

Energy 0.08%			739,782

Oil, Gas & Consumable Fuels 0.08%
Apache Corp., Series D, 6.000%		13,140	739,782

Financials 0.18%			1,812,731

Commercial Banks 0.13%
Wells Fargo & Company, Series L, 7.500%		820	866,043
Wintrust Financial Corp., 7.500%		9,500	463,671

Insurance 0.05%
Hartford Financial Services Group, Inc., Series F, 7.250%		8,400	176,064
MetLife, Inc., 5.000%		4,520	306,953

Information Technology 0.00%			13,615

IT Services 0.00%
Unisys Corp., 6.250%		175	13,615

Materials 0.01%			136,400

Metals & Mining 0.01%
Molycorp, Inc., 5.500%		1,760	136,400

Utilities 0.01%			131,016

Electric Utilities 0.01%
PPL Corp., 8.750%		2,400	131,016

	Yield	Shares	Value
Short-Term Investments 8.43%			$84,578,519

(Cost $84,578,519)

Money Market Funds 8.42%			84,461,129

State Street Institutional Liquid Reserves Fund	0.1473%(Y)	84,461,129	84,461,129

		Par value	Value
Repurchase Agreement 0.01%			117,390

Repurchase Agreement with State Street Corp., dated 10-31-11 at 0.010% to be repurchased at $117,390 on 11-1-11, collateralized by $120,000 U.S. Treasury Note,
1.375% due 5-15-13 (valued at $122,124, including interest)		$117,390	117,390

Total investments (Cost $1,049,366,700)† 104.35%			$1,047,485,071

Other assets and liabilities, net (4.35%)			($43,666,558)

Total net assets 100.00%		$1,003,818,513

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

24

Multi Sector Bond Fund
As of 10-31-11 (Unaudited)

Currency Abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

Notes to Portfolio of Investments

IO Interest Only Security – Interest Tranche of Stripped Mortgage Pool. Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

TBA To Be Announced

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(K) Underlying issuer is shown parenthetically in security description.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $150,536,070 or 15.00% of the Fund's net assets as of 10-31-11.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

(Y) The rate shown is the annualized seven-day yield as of 10-31-11.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 10-31-11, the aggregate cost of investment securities for federal income tax purposes was $1,051,952,430. Net unrealized depreciation aggregated $4,467,359, of which $21,712,303 related to appreciated investment securities and $26,179,662 related to depreciated investment securities.

25

Notes to Schedule of Investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	10/31/11	Price	Inputs	Inputs

Corporate Bonds	$395,356,160	—	$395,089,964	$266,196
U.S. Government & Agency Obligations	65,051,330	—	65,051,330	—
Foreign Government Obligations	81,476,636	—	81,476,636	—
Capital Preferred Securities	3,849,035	—	3,849,035	—
Convertible Bonds	19,819,822	—	19,819,822	—
Structured Notes	17,605,716	—	1,180,512	16,425,204
Term Loans	195,797,120	—	195,438,065	359,055
Collateralized Mortgage Obligations	144,573,630	—	144,573,630	—
Asset Backed Securities	36,102,315	—	36,102,315	—
Common Stocks	441,244	$422,950	—	18,294
Preferred Securities	2,833,544	2,356,258	477,286	—
Short-Term Investments	84,578,519	84,461,129	117,390	—

Total Investments in Securities	$1,047,485,071	$87,240,337	$943,175,985	$17,068,749
Other Financial Instruments
Futures	($329,345)	($329,345)	—	—
Forward Foreign Currency Contracts	$32,942	—	$32,942	—
Interest Rate Swaps	($1,319,426)	—	($1,319,426)	—
Credit Default Swaps	($5,224,304)	—	($5,224,304)	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended October 31, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Corporate			Collateralized	Common
	Bonds	Structured Notes	Term Loans	Mortgage Obligations	Stocks	Total

Balance as of 7/31/11	$401,861	$16,114,229	$393,026	$3,675,000	-	$20,584,116

Realized gain (loss)	-	(65,879)	-	-	-	(65,879)

Change in unrealized
appreciation (depreciation)	(15,875)	(269,931)	(33,971)	-	$18,294	(301,483)
Purchases	-	4,112,571	-	-		4,112,571
Sales	-	(3,465,786)	-		-	(3,465,786)

26

Transfers out of Level 3	(119,790)	-	-	(3,675,000)	-	(3,794,790)

Balance as of 10/31/11	$266,196	$16,425,204	$359,055	-	$18,294	$17,068,749
Change in unrealized at period
end*	$15,875	($290,376)	($33,971)	-	$18,294	($290,178)

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors.

27

Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Structured notes. The Fund may invest in structured notes. The Fund invests in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of specified instruments and the issuance of one or more classes of securities backed by, or representing interests, in the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the period ended October 31, 2011, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at October 31, 2011. During the period ended October 31, 2011, the Fund held futures contracts with absolute notional values ranging from $217.0 million to $219.9 as measured at each quarter end.

					UNREALIZED
	NUMBER OF			NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	VALUE	(DEPRECIATION)
U.S. Treasury Ultra Long Bond Futures	66	Long	Dec 2011	$10,056,750	($141,859)
U.S. Treasury 2-Year Note Futures	201	Short	Dec 2011	(44,276,531)	74,237
U.S. Treasury 5-Year Note Futures	84	Short	Dec 2011	(10,299,188)	(1,267)
U.S. Treasury 10-Year Note Futures	1,110	Short	Dec 2011	(141,968,750)	436,857
U.S. Treasury 30-Year Bond Futures	240	Short	Dec 2011	(33,367,500)	(697,313)

				($219,855,219)	($329,345)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to

28

meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2011, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates and gain exposure to foreign currency. The following table summarizes the contracts held at October 31, 2011. During the period ended October 31, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging from $16.0 million to $48.4 million as measured at each quarter end.

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

BUYS

BRL	954,828	$530,048	Citibank N.A.	Nov 2011	$26,104
BRL	954,828	536,390	Citibank N.A.	Dec 2011	15,913
CNY	7,908,801	1,224,166	Citibank N.A.	Nov 2011	20,456
CNY	7,908,801	1,241,570	Citibank N.A.	May 2012	6,265
PHP	6,731,450	155,138	Citibank N.A.	Jan 2012	2,313
RUB	123,748,323	4,000,916	Citibank N.A.	Dec 2011	47,519

		$7,688,228			$118,570

SELLS

BRL	954,828	$539,908	Citibank N.A.	Nov 2011	($16,243)
BRL	954,828	563,287	Citibank N.A.	Dec 2011	10,984
CNY	7,908,801	1,229,029	Citibank N.A.	Nov 2011	(15,593)
CNY	7,908,801	1,243,795	Citibank N.A.	May 2012	(4,040)
EUR	2,596,904	3,585,842	Citibank N.A.	Nov 2011	(6,693)
GBP	153,000	239,676	Citibank N.A.	Nov 2011	(6,281)
RUB	29,520,404	918,000	Citibank N.A.	Dec 2011	(47,762)

		$8,319,537			($85,628)

Currency Abbreviations

BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
PHP	Philippine Peso
RUB	Russian Ruble

Swaps. The Fund may enter into interest rate and credit default swap agreements. Swap agreements are privately negotiated agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

29

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended October 31, 2011, the Fund used interest rate swaps to manage the duration of the portfolio. The following table summarizes the interest rate swap contracts held as of October 31, 2011. During the period ended October 31, 2011, the Fund held interest rate swaps with total USD notional amounts as represented below.

			PAYMENTS	PAYMENTS
	NOTIONAL		MADE BY	RECEIVED	MATURITY	MARKET
COUNTERPARTY	AMOUNT	CURRENCY	FUND	BY FUND	DATE	VALUE

Fixed
Citibank N.A.	10,160,000	USD	3.5825%	3 Month Libor	Dec 2019	($1,319,426)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

The Fund used CDS as a Seller of protection during the period ended October 31, 2011 to take a long exposure to the reference credit indices. The following table summarizes the credit default swap contracts the Fund held as of October 31, 2011 where the Fund acted as a Seller of protection. During the period ended October 31, 2011, the Fund acted as Seller on credit default swap contracts with total USD notional amounts ranging from $23.2 million to $67.2 million as measured at each quarter end.

							UNAMORTIZED
							UPFRONT
				USD	RECEIVE		PAYMENT	UNREALIZED
	REFERENCE	NOTIONAL		NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
COUNTERPARTY	OBLIGATION	AMOUNT	CURRENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Citibank N.A.	CMBX NA AAA 4	4,000,000	USD	$4,000,000	0.350%	Feb 2051	($795,946)	$381,218	($414,728)
Citibank N.A.	CMBX NA AM 4S	5,000,000	USD	5,000,000	0.500%	Feb 2051	(1,129,536)	(126,228)	(1,255,764)
Citibank N.A.	CMBX NA AM 4	2,000,000	USD	2,000,000	0.500%	Feb 2051	(517,331)	15,025	(502,306)
Citibank N.A.	CMBX NA AM 4	4,000,000	USD	4,000,000	0.500%	Feb 2051	(414,969)	(589,642)	(1,004,611)

30

Citibank N.A.	CMBX NA AM 4	3,500,000	USD	3,500,000	0.500%	Feb 2051	(483,374)	(395,661)	(879,035)
Citibank N.A.	CMBX NA AM 4	3,000,000	USD	3,000,000	0.500%	Feb 2051	(534,525)	(218,933)	(753,458)
Citibank N.A.	CMBX NA AM 4	1,650,000	USD	1,650,000	0.500%	Feb 2051	(348,849)	(65,553)	(414,402)
				$23,150,000			($4,224,530)	($999,774)	($5,224,304)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at October 31, 2011 by risk category:

			Asset	Liability
	Statement of Assets and	Financial	Derivatives	Derivatives
Risk	Liabilities Location	Instruments Location	Fair Value	Fair Value

	Receivable/Payable for futures
Interest rate contracts	variation margin	Futures	$511,094	($840,439)

	Swap contracts, at value	Interest Rate Swaps	-	(1,319,426)

	Receivable/Payable for
	forward foreign currency	Foreign forward
Foreign exchange contracts	exchange contracts	currency contracts	129,554	(96,612)

Credit contracts	Swap contracts, at value	Credit default swaps	-	(5,224,304)

Total			$640,648	($7,480,781)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

31

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Multi Sector Bond Fund.

350Q1 10/11
12/11

MUTUAL FUNDS

John Hancock Global High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2011

Global High Yield Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Corporate Bonds 65.31%				$244,280,298

(Cost $246,925,965)

American Samoa 0.15%				572,260

QGOG Atlantic/Alaskan Rigs, Ltd. (S)	5.250	07/30/18	$568,000	572,260

Argentina 0.19%				721,122

Capex SA (S)	10.000	03/10/18	195,000	160,017
Empresa Distribuidora y Comercializadora Norte (S)	9.750	10/25/22	264,000	212,520
IRSA Inversiones y Representaciones SA (S)	11.500	07/20/20	284,000	286,431
Tarjeta Naranja SA (S)	9.000	01/28/17	64,000	62,154

Australia 0.61%				2,291,185

FMG Resources August 2006 Pty, Ltd. (S)	8.250	11/01/19	1,255,000	1,286,375
Mirabela Nickel, Ltd. (S)	8.750	04/15/18	1,129,000	1,004,810

Barbados 0.07%				255,645

Columbus International, Inc.	11.500	11/20/14	247,000	255,645

Bermuda 0.42%				1,588,524

Petroplus Finance, Ltd. (S)	9.375	09/15/19	1,000,000	790,000
Qtel International Finance, Ltd.	7.875	06/10/19	145,000	178,380
Qtel International Finance, Ltd. (S)	5.000	10/19/25	409,000	411,556
Qtel International Finance, Ltd. (S)	4.750	02/16/21	205,000	208,588

Brazil 0.91%				3,417,463

Banco Cruzeiro do Sul SA (S)	8.875	09/22/20	369,000	280,440
Banco Cruzeiro do Sul SA	8.875	09/22/20	101,000	76,760
BM&FBovespa SA (S)	5.500	07/16/20	475,000	487,445
BR Malls International Finance, Ltd. (Q)(S)	8.500	01/21/16	137,000	141,795
BR Properties SA (Q)(S)	9.000	10/07/15	153,000	153,765
Hypermarcas SA (S)	6.500	04/20/21	434,000	420,980
Net Servicos de Comunicacao SA	7.500	01/27/20	200,000	227,500
OGX Petroleo e Gas Participacoes SA (S)	8.500	06/01/18	608,000	601,920
Telemar Norte Leste SA (S)	5.500	10/23/20	531,000	534,983
Votorantim Cimentos SA (S)	7.250	04/05/41	500,000	491,875

Canada 1.67%				6,261,919

Ainsworth Lumber Company, Ltd., PIK (S)	11.000	07/29/15	806,162	540,129
Cascades, Inc.	7.875	01/15/20	475,000	463,125
Cascades, Inc.	7.750	12/15/17	700,000	686,000
Catalyst Paper Corp. (S)	11.000	12/15/16	720,000	417,600
MEG Energy Corp. (S)	6.500	03/15/21	750,000	781,875
Mercer International, Inc.	9.500	12/01/17	920,000	931,500
Nova Chemicals Corp.	8.375	11/01/16	1,000,000	1,101,250
Taseko Mines, Ltd.	7.750	04/15/19	925,000	864,875
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	454,000	475,565

Cayman Islands 1.19%				4,442,171

Banco Continental SA via Continental Senior Trustees
Cayman, Ltd. (S)	5.500	11/18/20	191,000	185,158
DP World Sukuk, Ltd.	6.250	07/02/17	290,000	301,600
Dubai Holding Commercial Operations MTN, Ltd. (GBP) (D)	6.000	02/01/17	350,000	427,702
Dubai Holding Commercial Operations MTN, Ltd. (EUR) (D)	4.750	01/30/14	50,000	59,499
General Shopping Finance, Ltd. (Q)(S)	10.000	11/09/15	398,000	394,464
Gruposura Finance (S)	5.700	05/18/21	401,000	407,617
IPIC GMTN, Ltd. (S)	3.750	03/01/17	350,000	349,650

1

Global High Yield Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Cayman Islands (continued)

Odebrecht Drilling Norbe VIII/IX, Ltd. (S)	6.350	06/30/21	$343,000	$358,435
Odebrecht Drilling Norbe VIII/IX, Ltd.	6.350	06/30/21	200,000	209,000
Odebrecht Finance, Ltd.	7.000	04/21/20	101,000	108,070
Offshore Group Investments, Ltd.	11.500	08/01/15	598,000	651,820
Offshore Group Investments, Ltd. (S)	11.500	08/01/15	255,000	277,950
Pemex Finance, Ltd.	9.150	11/15/18	520,000	643,681
Petrobras International Finance Company	5.375	01/27/21	64,000	67,525

Chile 0.32%				1,187,496

Cencosud SA (S)	5.500	01/20/21	200,000	204,566
Corporacion Nacional del Cobre de Chile (S)	6.150	10/24/36	255,000	305,744
Corporacion Nacional del Cobre de Chile	6.150	10/24/36	569,000	677,186

China 0.27%				1,005,380

China Liansu Group Holdings, Ltd. (S)	7.875	05/13/16	335,000	291,450
Evergrande Real Estate Group, Ltd.	13.000	01/27/15	202,000	174,730
Kaisa Group Holdings, Ltd.	13.500	04/28/15	100,000	80,000
MIE Holdings Corp. (S)	9.750	05/12/16	318,000	286,200
West China Cement, Ltd. (S)	7.500	01/25/16	200,000	173,000

Cyprus 0.05%				180,625

Mriya Agro Holding PLC (S)	10.950	03/30/16	200,000	180,625

Dominican Republic 0.05%				198,271

Cap Cana SA (H)	10.000	04/30/16	364,220	109,266
Cap Cana SA, PIK	10.000	04/30/16	296,684	89,005

France 0.08%				300,375

CMA CGM SA (S)	8.500	04/15/17	675,000	300,375

Germany 0.15%				559,125

Unitymedia Hessen GmbH & Company KG/Unitymedia NRW
GmbH (S)	8.125	12/01/17	525,000	559,125

Hong Kong 0.22%				829,680

Central China Real Estate, Ltd. (S)	12.250	10/20/15	254,000	223,520
Mega Advance Investments, Ltd. (S)	5.000	05/12/21	200,000	205,583
PCCW-HKT Capital No 4, Ltd.	4.250	02/24/16	400,000	400,577

India 0.04%				141,668

ICICI Bank, Ltd. (S)	5.750	11/16/20	143,000	141,668

Indonesia 0.06%				215,573

Adaro Indonesia PT	7.625	10/22/19	201,000	215,573

Ireland 0.90%				3,361,174

Alfa Bank OJSC Via Alfa Bond Issuance PLC (S)	7.875	09/25/17	317,000	313,830
Ardagh Packaging Finance PLC (EUR) (D)	9.250	10/15/20	200,000	260,136
Ardagh Packaging Finance PLC (S)	9.125	10/15/20	800,000	796,000
Metalloinvest Finance, Ltd. (S)	6.500	07/21/16	374,000	357,638
Nara Cable Funding, Ltd. (EUR) (D)	8.875	12/01/18	300,000	386,052
Novatek Finance, Ltd. (S)	6.604	02/03/21	558,000	581,018
Ono Finance II PLC (S)	10.875	07/15/19	335,000	301,500
SCF Capital, Ltd. (S)	5.375	10/27/17	400,000	365,000

Jamaica 0.22%				804,323

Digicel Group, Ltd.	10.500	04/15/18	372,000	383,160

2

Global High Yield Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Jamaica (continued)

Digicel Group, Ltd. (S)	9.125	01/15/15	$171,000	$172,283
Digicel, Ltd.	8.250	09/01/17	244,000	248,880

Jersey, C.I. 0.02%				91,069

Bank of India (P)(Q)	6.994	04/03/17	102,000	91,069

Kazakhstan 0.79%				2,972,391

BTA Bank JSC (10.750% to 01/01/2013, then 12.500%) (S)	10.750	07/01/18	534,480	296,636
BTA Bank JSC (10.750% to 01/01/2013, then 12.500%)	10.750	07/01/18	506,337	281,017
BTA Bank JSC (Recovery Units) (I)(S)(Z)	—	07/01/20	860,400	38,718
KazMunayGas National Company (S)	9.125	07/02/18	131,000	158,510
KazMunayGas National Company (S)	7.000	05/05/20	325,000	355,875
KazMunayGas National Company	7.000	05/05/20	850,000	930,750
KazMunayGas National Company (S)	6.375	04/09/21	433,000	461,145
Zhaikmunai LLP	10.500	10/19/15	300,000	298,500
Zhaikmunai LLP (S)	10.500	10/19/15	152,000	151,240

Luxembourg 1.53%				5,734,516

APERAM (S)	7.750	04/01/18	550,000	484,000
APERAM (S)	7.375	04/01/16	350,000	316,750
ARD Finance SA, PIK (S)	11.125	06/01/18	325,000	292,500
Cemex Espana Luxembourg	9.250	05/12/20	280,000	224,759
Cemex Espana Luxembourg (EUR) (D)	8.875	05/12/17	51,000	44,811
CHC Helicopter SA (S)	9.250	10/15/20	900,000	810,000
ConvaTec Healthcare E SA (S)	10.500	12/15/18	775,000	745,938
Evraz Group SA (S)	6.750	04/27/18	279,000	263,306
Intelsat Jackson Holdings SA	11.250	06/15/16	650,000	685,750
Intelsat Jackson Holdings SA	8.500	11/01/19	250,000	261,875
Vimpel Communications Via VIP Finance Ireland Ltd. (S)	7.748	02/02/21	274,000	263,040
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17	1,474,491	1,341,787

Malaysia 1.49%				5,558,670

Petronas Capital, Ltd.	7.875	05/22/22	3,729,000	5,062,863
Petronas Capital, Ltd.	5.250	08/12/19	232,000	262,846
Petronas Global Sukuk, Ltd. (S)	4.250	08/12/14	220,000	232,961

Mexico 0.45%				1,670,979

Axtel SAB de CV	9.000	09/22/19	407,000	354,090
Axtel SAB de CV (S)	7.625	02/01/17	98,000	82,810
Bank of New York Mellon SA Institucion de Banca Multiple
(S)	9.625	05/02/21	647,563	579,568
Cemex SAB de CV	9.000	01/11/18	170,000	141,950
Cemex SAB de CV (P)(S)	5.369	09/30/15	296,000	219,040
Desarrolladora Homex SAB de CV	7.500	09/28/15	80,000	79,600
Grupo Bimbo SAB de CV (S)	4.875	06/30/20	200,000	209,941
Hipotecaria Su Casita SA de CV (S)	7.500	06/29/18	8,266	3,980

Netherlands 1.57%				5,870,803

BLT Finance BV	7.500	05/15/14	102,000	44,370
BSP Finance BV	10.750	11/01/11	100,000	100,000
Indosat Palapa Company BV (S)	7.375	07/29/20	136,000	149,600
Metinvest BV (S)	8.750	02/14/18	410,000	389,500
Myriad International Holding BV (S)	6.375	07/28/17	304,000	326,040
Myriad International Holding BV	6.375	07/28/17	290,000	311,025
NXP BV/NXP Funding LLC (S)	9.750	08/01/18	1,100,000	1,210,000
Sensata Technologies BV (S)	6.500	05/15/19	450,000	450,000

3

Global High Yield Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Netherlands (continued)

UPC Holding BV (S)	9.875	04/15/18	$150,000	$163,125
UPC Holding BV (EUR) (D)	9.750	04/15/18	550,000	799,087
UPC Holding BV (EUR) (D)	8.375	08/15/20	325,000	442,957
VimpelCom Holdings BV (S)	7.504	03/01/22	220,000	206,250
VimpelCom Holdings BV	6.255	03/01/17	380,000	361,456
Ziggo Bond Company BV (EUR) (D)	8.000	05/15/18	650,000	917,393

Panama 0.05%				195,500

Banco de Credito del Peru (S)	5.375	09/16/20	200,000	195,500

Peru 0.06%				209,621

Inkia Energy, Ltd. (S)	8.375	04/04/21	206,000	209,621

Singapore 0.12%				443,594

Axis Bank (P)	7.125	06/28/22	101,000	91,094
Bakrie Telecom Pte, Ltd.	11.500	05/07/15	300,000	198,000
STATS ChipPAC, Ltd. (S)	5.375	03/31/16	69,000	69,000
Yanlord Land Group, Ltd.	9.500	05/04/17	100,000	85,500

South Korea 0.08%				316,014

Export-Import Bank of Korea	4.375	09/15/21	315,000	316,014

Turkey 0.04%				156,060

Yuksel Insaat AS	9.500	11/10/15	204,000	156,060

Ukraine 0.08%				286,335

MHP SA	10.250	04/29/15	303,000	286,335

United Arab Emirates 0.12%				457,902

Dolphin Energy, Ltd.	5.888	06/15/19	88,360	96,427
DP World, Ltd.	6.850	07/02/37	380,000	361,475

United Kingdom 0.96%				3,599,339

European Bank for Reconstruction & Development (IDR) (D)	7.200	06/08/16	2,830,000,000	322,593
Ferrexpo Finance PLC (S)	7.875	04/07/16	200,000	192,000
Ineos Group Holdings, Ltd. (S)	8.500	02/15/16	1,710,000	1,444,950
Ineos Group Holdings, Ltd. (EUR) (D)	7.875	02/15/16	100,000	111,388
Ukreximbank Via Biz Finance PLC	8.375	04/27/15	133,000	125,020
Vedanta Resources PLC (S)	8.250	06/07/21	314,000	290,450
Virgin Media Finance PLC	9.500	08/15/16	175,000	195,125
Virgin Media Finance PLC	8.375	10/15/19	825,000	917,813

United States 48.06%				179,736,660

Allison Transmission, Inc. (S)	7.125	05/15/19	75,000	72,750
Ally Financial, Inc.	7.500	09/15/20	275,000	277,750
Ally Financial, Inc.	6.250	12/01/17	300,000	296,678
AMC Entertainment, Inc.	9.750	12/01/20	200,000	194,000
AMC Entertainment, Inc.	8.750	06/01/19	675,000	713,813
AMC Entertainment, Inc.	8.000	03/01/14	950,000	940,500
AMC Networks, Inc. (S)	7.750	07/15/21	625,000	678,125
American Casino & Entertainment Properties LLC	11.000	06/15/14	215,000	213,925
American Renal Holdings Company, Inc.	8.375	05/15/18	1,025,000	1,071,125
American Residential Services LLC (S)	12.000	04/15/15	400,000	408,000
American Standard Americas (S)	10.750	01/15/16	280,000	207,200
ARAMARK Corp.	8.500	02/01/15	775,000	804,063
ARAMARK Holdings Corp., PIK (S)	8.625	05/01/16	975,000	1,011,563

4

Global High Yield Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
United States (continued)

Arch Coal, Inc. (S)	7.250	06/15/21	$900,000	$927,000
Arch Coal, Inc. (S)	7.000	06/15/19	250,000	258,750
Armored AutoGroup, Inc. (S)	9.250	11/01/18	425,000	378,250
Atkore International, Inc. (S)	9.875	01/01/18	1,100,000	1,102,750
Atlantic Broadband Finance LLC	9.375	01/15/14	525,000	523,688
Atlas Pipeline Partners LP	8.750	06/15/18	1,025,000	1,076,250
Baker & Taylor, Inc. (S)	11.500	07/01/13	600,000	474,000
Basic Energy Services, Inc. (S)	7.750	02/15/19	400,000	400,000
Basic Energy Services, Inc.	7.125	04/15/16	650,000	659,750
Biomet, Inc.	11.625	10/15/17	1,025,000	1,117,250
Boise Paper Holdings LLC/Boise Co-Issuer Company	8.000	04/01/20	350,000	368,375
Boyd Gaming Corp.	9.125	12/01/18	1,190,000	1,163,225
Brickman Group Holdings, Inc. (S)	9.125	11/01/18	875,000	796,250
BWAY Holding Company	10.000	06/15/18	650,000	666,250
Cablevision Systems Corp.	8.625	09/15/17	850,000	922,250
Cablevision Systems Corp.	8.000	04/15/20	1,350,000	1,424,250
Caesars Entertainment Operating Company, Inc.	12.750	04/15/18	470,000	413,600
Caesars Entertainment Operating Company, Inc.	5.375	12/15/13	425,000	380,375
Calpine Corp. (S)	7.875	07/31/20	850,000	911,625
Calpine Corp. (S)	7.500	02/15/21	725,000	761,250
Case New Holland, Inc.	7.875	12/01/17	725,000	817,438
CCO Holdings LLC/CCO Holdings Capital Corp.	7.875	04/30/18	150,000	159,750
CCO Holdings LLC/CCO Holdings Capital Corp.	7.000	01/15/19	450,000	466,875
Cenveo Corp. (S)	10.500	08/15/16	650,000	552,500
Cenveo Corp.	8.875	02/01/18	525,000	455,438
Cenveo Corp.	7.875	12/01/13	1,175,000	969,375
Cequel Communications Holdings I LLC/Cequel Capital
Corp. (S)	8.625	11/15/17	925,000	966,625
Chrysler Group LLC/CG Company-Issuer, Inc. (S)	8.250	06/15/21	400,000	366,000
Chrysler Group LLC/CG Company-Issuer, Inc. (S)	8.000	06/15/19	375,000	345,000
Cincinnati Bell, Inc.	8.750	03/15/18	815,000	782,400
Cincinnati Bell, Inc.	8.250	10/15/17	765,000	770,738
Cinemark USA, Inc.	8.625	06/15/19	700,000	759,500
Cinemark USA, Inc.	7.375	06/15/21	675,000	673,313
Claire's Stores, Inc.	9.250	06/01/15	200,000	160,000
Claire's Stores, Inc.	8.875	03/15/19	250,000	201,250
Claire's Stores, Inc., PIK	9.625	06/01/15	797,070	637,656
Clean Harbors, Inc.	7.625	08/15/16	310,000	327,825
Cloud Peak Energy Resources LLC/Cloud Peak Energy
Finance Corp.	8.500	12/15/19	715,000	765,050
Cloud Peak Energy Resources LLC/Cloud Peak Energy
Finance Corp.	8.250	12/15/17	100,000	107,000
CNO Financial Group, Inc. (S)	9.000	01/15/18	450,000	473,625
CommScope, Inc. (S)	8.250	01/15/19	1,150,000	1,132,750
Community Health Systems, Inc.	8.875	07/15/15	2,975,000	3,045,656
Complete Production Services, Inc.	8.000	12/15/16	750,000	780,000
Concho Resources, Inc.	7.000	01/15/21	1,025,000	1,107,000
Consol Energy Inc.	8.250	04/01/20	425,000	465,375
Consol Energy Inc.	8.000	04/01/17	475,000	520,125
Copano Energy LLC/Copano Energy Finance Corp.	7.125	04/01/21	450,000	460,125
Cott Beverages, Inc.	8.375	11/15/17	525,000	564,375
Cott Beverages, Inc.	8.125	09/01/18	750,000	800,625
CPI International, Inc.	8.000	02/15/18	850,000	752,250
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.875	02/15/18	325,000	344,500
Crown Castle International Corp.	7.125	11/01/19	225,000	243,563

5

Global High Yield Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
United States (continued)

Dean Foods Company	9.750	12/15/18	$1,015,000	$1,088,588
Dean Foods Company	7.000	06/01/16	675,000	678,375
Dean Foods Company	6.900	10/15/17	700,000	680,750
Del Monte Foods Company (S)	7.625	02/15/19	2,145,000	2,037,750
DISH DBS Corp.	7.875	09/01/19	2,475,000	2,716,313
Dolphin Subsidiary II, Inc. (S)	7.250	10/15/21	575,000	616,688
Dynegy Holdings LLC (H)	7.750	06/01/19	1,900,000	1,235,000
E*Trade Financial Corp., PIK	12.500	11/30/17	925,000	1,066,063
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance
Company (S)	8.375	06/01/19	975,000	979,875
Edison Mission Energy	7.750	06/15/16	850,000	652,375
Edison Mission Energy	7.000	05/15/17	875,000	612,500
Education Management LLC/Education Management
Finance Corp.	8.750	06/01/14	400,000	396,000
EH Holding Corp. (S)	7.625	06/15/21	150,000	155,250
EH Holding Corp. (S)	6.500	06/15/19	275,000	281,188
El Paso Corp.	7.800	08/01/31	100,000	114,500
Elizabeth Arden, Inc.	7.375	03/15/21	450,000	455,625
Emergency Medical Services Corp. (S)	8.125	06/01/19	975,000	975,000
Entravision Communications Corp.	8.750	08/01/17	1,390,000	1,379,575
Express LLC/Express Finance Corp.	8.750	03/01/18	475,000	509,438
Exterran Holdings, Inc. (S)	7.250	12/01/18	325,000	312,000
First Data Corp. (S)	12.625	01/15/21	950,000	897,750
Forest Oil Corp.	7.250	06/15/19	1,150,000	1,178,750
Fox Acquisition Sub LLC (S)	13.375	07/15/16	650,000	708,500
Fresenius Medical Care US Finance, Inc. (S)	6.500	09/15/18	420,000	441,000
Frontier Communications Corp.	9.000	08/15/31	3,224,000	3,159,520
GCI, Inc.	8.625	11/15/19	400,000	429,000
General Maritime Corp. (H)	12.000	11/15/17	1,260,000	245,700
GenOn Energy, Inc.	9.875	10/15/20	1,325,000	1,397,875
GenOn Energy, Inc.	9.500	10/15/18	625,000	659,375
GEO Group, Inc.	7.750	10/15/17	595,000	624,750
Graphic Packaging International, Inc.	9.500	06/15/17	1,225,000	1,338,313
Griffon Corp.	7.125	04/01/18	1,325,000	1,262,063
GXS Worldwide, Inc.	9.750	06/15/15	985,000	916,050
HCA Holdings, Inc. (S)	7.750	05/15/21	100,000	100,000
HCA, Inc.	8.360	04/15/24	915,000	896,700
HCA, Inc.	8.000	10/01/18	445,000	466,694
HCA, Inc.	7.500	02/15/22	2,175,000	2,218,500
Healthsouth Corp.	8.125	02/15/20	825,000	837,375
Hercules Offshore, Inc. (S)	10.500	10/15/17	910,000	910,000
Hornbeck Offshore Services, Inc.	6.125	12/01/14	650,000	654,875
Host Hotels & Resorts LP	6.000	11/01/20	400,000	412,000
IASIS Healthcare LLC/IASIS Capital Corp (S)	8.375	05/15/19	1,100,000	1,017,500
iGate Corp. (S)	9.000	05/01/16	1,045,000	1,039,775
Interactive Data Corp.	10.250	08/01/18	900,000	967,500
Interface, Inc.	7.625	12/01/18	385,000	403,288
International Lease Finance Corp.	8.250	12/15/20	1,050,000	1,086,750
Iron Mountain, Inc.	8.750	07/15/18	1,175,000	1,227,875
Iron Mountain, Inc.	8.375	08/15/21	75,000	78,563
Isle of Capri Casinos, Inc.	7.750	03/15/19	800,000	776,000
Isle of Capri Casinos, Inc.	7.000	03/01/14	875,000	840,000
ITC Deltacom, Inc.	10.500	04/01/16	800,000	825,000
Jacobs Entertainment, Inc.	9.750	06/15/14	80,000	77,600
JC Penney Corp., Inc.	7.400	04/01/37	750,000	699,375

6

Global High Yield Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
United States (continued)

JMC Steel Group (S)	8.250	03/15/18	$1,025,000	$1,014,750
Koppers, Inc.	7.875	12/01/19	650,000	685,750
Lamar Media Corp.	7.875	04/15/18	75,000	78,563
Lamar Media Corp., Series D	6.625	08/15/15	825,000	829,125
Lawson Software, Inc. (S)	11.500	07/15/18	930,000	892,800
Level 3 Financing, Inc.	10.000	02/01/18	1,175,000	1,245,500
Levi Strauss & Company	8.875	04/01/16	650,000	680,875
Levi Strauss & Company	7.625	05/15/20	850,000	869,125
Limited Brands, Inc.	7.000	05/01/20	1,300,000	1,384,500
Linn Energy LLC/Linn Energy Finance Corp.	7.750	02/01/21	1,325,000	1,414,438
Linn Energy LLC/Linn Energy Finance Corp. (S)	6.500	05/15/19	200,000	201,000
MacDermid, Inc. (S)	9.500	04/15/17	1,075,000	1,021,250
Markwest Energy Partners LP / Markwest Energy Finance
Corp.	6.250	06/15/22	540,000	552,150
MarkWest Energy Partners LP/MarkWest Energy Finance
Corp., Series B	8.750	04/15/18	575,000	646,875
MEMC Electronic Materials, Inc.	7.750	04/01/19	670,000	574,525
MGM Resorts International	10.000	11/01/16	425,000	440,938
MGM Resorts International	9.000	03/15/20	600,000	663,000
MGM Resorts International	6.875	04/01/16	670,000	613,050
MGM Resorts International	5.875	02/27/14	850,000	816,000
Michael Foods, Inc.	9.750	07/15/18	950,000	990,375
Michaels Stores, Inc.	11.375	11/01/16	1,225,000	1,277,075
Momentive Performance Materials, Inc.	11.500	12/01/16	350,000	294,000
Momentive Performance Materials, Inc.	9.000	01/15/21	1,600,000	1,352,000
NBTY, Inc.	9.000	10/01/18	800,000	859,000
New Albertsons, Inc.	8.700	05/01/30	525,000	472,500
New Albertsons, Inc.	8.000	05/01/31	1,825,000	1,533,000
NewPage Corp. (H)	11.375	12/31/14	610,000	455,975
Nextel Communications, Inc.	7.375	08/01/15	900,000	859,500
NFR Energy LLC/NFR Energy Finance Corp. (S)	9.750	02/15/17	450,000	398,250
Nielsen Finance LLC/Nielsen Finance Company	7.750	10/15/18	925,000	1,019,813
NII Capital Corp.	7.625	04/01/21	250,000	257,500
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC	8.875	03/15/18	975,000	1,009,125
Norcraft Companies LP/Norcraft Finance Corp.	10.500	12/15/15	875,000	844,375
Novelis, Inc.	8.375	12/15/17	1,025,000	1,107,000
NRG Energy, Inc.	8.500	06/15/19	750,000	783,750
NRG Energy, Inc.	8.250	09/01/20	775,000	802,125
NRG Energy, Inc. (S)	7.875	05/15/21	1,325,000	1,338,250
NRG Energy, Inc. (S)	7.625	05/15/19	325,000	325,000
Oasis Petroleum, Inc. (S)	7.250	02/01/19	850,000	896,750
Oasis Petroleum, Inc.	6.500	11/01/21	350,000	350,875
Owens-Illinois, Inc.	7.800	05/15/18	1,000,000	1,077,500
Park-Ohio Industries, Inc.	8.125	04/01/21	300,000	288,000
Parker Drilling Company	9.125	04/01/18	248,000	259,780
Pemex Project Funding Master Trust	6.625	06/15/35	972,000	1,059,480
Penn Virginia Resource Partners LP/Penn Virginia Resource
Finance Corp.	8.250	04/15/18	350,000	353,500
PHH Corp.	9.250	03/01/16	175,000	180,250
PHI, Inc.	8.625	10/15/18	300,000	301,500
Pinafore LLC/Pinafore, Inc. (S)	9.000	10/01/18	720,000	784,800
Pinnacle Entertainment, Inc.	8.750	05/15/20	650,000	656,500
Pinnacle Entertainment, Inc.	8.625	08/01/17	1,300,000	1,387,750
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	10.625	04/01/17	900,000	931,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.250	04/01/15	250,000	258,750

7

Global High Yield Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
United States (continued)

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.250	09/01/17	$650,000	$659,750
Pioneer Natural Resources Company	6.875	05/01/18	575,000	623,099
Plains Exploration & Production Company	7.625	06/01/18	300,000	321,000
Plains Exploration & Production Company	7.625	04/01/20	375,000	405,000
Plains Exploration & Production Company	6.625	05/01/21	225,000	234,000
Pregis Corp.	12.375	10/15/13	500,000	455,000
Provident Funding Associates LP/PFG Finance Corp. (S)	10.250	04/15/17	400,000	400,000
Provident Funding Associates LP/PFG Finance Corp. (S)	10.125	02/15/19	450,000	423,000
Quicksilver Resources, Inc.	7.125	04/01/16	1,200,000	1,189,500
Quiksilver, Inc.	6.875	04/15/15	1,075,000	1,013,188
Qwest Corp.	7.125	11/15/43	1,975,000	1,915,750
Radiation Therapy Services, Inc.	9.875	04/15/17	1,050,000	874,125
Radio One, Inc., PIK	15.000	05/24/16	913,663	794,887
RadioShack Corp. (S)	6.750	05/15/19	1,050,000	945,000
RBS Global, Inc./Rexnord LLC	8.500	05/01/18	1,650,000	1,691,250
Regal Cinemas Corp.	8.625	07/15/19	775,000	829,250
Regal Entertainment Group	9.125	08/15/18	600,000	642,000
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875	12/01/18	145,000	152,975
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (S)	9.000	05/15/18	1,175,000	1,136,813
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (S)	9.000	04/15/19	825,000	796,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (S)	8.750	10/15/16	675,000	709,594
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (S)	8.250	02/15/21	235,000	215,613
Sabine Pass LNG LP	7.500	11/30/16	600,000	594,000
Sabine Pass LNG LP	7.250	11/30/13	400,000	400,000
SandRidge Energy, Inc.	8.750	01/15/20	500,000	516,250
SandRidge Energy, Inc. (S)	8.000	06/01/18	350,000	350,000
SandRidge Energy, Inc. (S)	7.500	03/15/21	1,000,000	965,000
Sealed Air Corp. (S)	8.375	09/15/21	1,615,000	1,748,238
SESI LLC (S)	6.375	05/01/19	909,000	927,180
Sinclair Television Group, Inc. (S)	9.250	11/01/17	300,000	327,000
Sinclair Television Group, Inc.	8.375	10/15/18	1,350,000	1,390,500
Solo Cup Company	8.500	02/15/14	565,000	516,269
Southern Copper Corp.	6.750	04/16/40	54,000	56,994
Sprint Capital Corp.	8.750	03/15/32	2,375,000	1,971,250
SSI Investments II/SSI Company-Issuer LLC	11.125	06/01/18	775,000	817,625
SunGard Data Systems, Inc.	7.625	11/15/20	150,000	153,750
SunGard Data Systems, Inc.	7.375	11/15/18	750,000	766,875
Surgical Care Affiliates, Inc. (S)	10.000	07/15/17	700,000	686,000
Surgical Care Affiliates, Inc., PIK (S)	8.875	07/15/15	250,000	250,625
Syniverse Holdings, Inc.	9.125	01/15/19	950,000	988,000
Targa Resources Partners LP/Targa Resources Partners
Finance Corp.	7.875	10/15/18	675,000	702,000
Tenneco, Inc.	7.750	08/15/18	225,000	236,250
The AES Corp.	9.750	04/15/16	1,350,000	1,532,250
The AES Corp. (S)	7.375	07/01/21	1,080,000	1,155,600
The Bon-Ton Department Stores, Inc.	10.250	03/15/14	525,000	465,938
The Manitowoc Company, Inc.	9.500	02/15/18	500,000	535,000
The Manitowoc Company, Inc.	8.500	11/01/20	350,000	364,000
The McClatchy Company	11.500	02/15/17	1,260,000	1,244,250
The ServiceMaster Company	7.450	08/15/27	425,000	324,063
The ServiceMaster Company, PIK (S)	10.750	07/15/15	810,000	829,238
Toys R Us Property Company LLC	10.750	07/15/17	825,000	915,750
TransDigm, Inc.	7.750	12/15/18	1,225,000	1,329,125
TransUnion LLC/TransUnion Financing Corp.	11.375	06/15/18	725,000	806,563
Triumph Group, Inc.	8.625	07/15/18	575,000	632,500

8

Global High Yield Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
United States (continued)

UCI International, Inc.	8.625	02/15/19	$850,000	$837,250
United Rentals North America, Inc.	8.375	09/15/20	475,000	492,813
United Surgical Partners International, Inc., PIK	9.250	05/01/17	850,000	871,250
Univision Communications, Inc. (S)	8.500	05/15/21	350,000	315,000
Univision Communications, Inc. (S)	7.875	11/01/20	1,150,000	1,161,500
Vanguard Health Holding Company II LLC/Vanguard Holding
Company II, Inc.	8.000	02/01/18	2,250,000	2,300,594
Vanguard Health Systems, Inc. (Z)	Zero	02/01/16	16,000	10,480
Venoco, Inc.	8.875	02/15/19	575,000	539,063
Verso Paper Holdings LLC/Verso Paper, Inc.	8.750	02/01/19	250,000	180,000
Verso Paper Holdings LLC/Verso Paper, Inc., Series B	11.375	08/01/16	795,000	588,300
Visant Corp.	10.000	10/01/17	400,000	388,000
West Corp.	8.625	10/01/18	425,000	439,875
West Corp.	7.875	01/15/19	550,000	558,250
Windstream Corp.	8.125	09/01/18	325,000	347,750
Windstream Corp.	7.750	10/15/20	75,000	78,375
Windstream Corp.	7.750	10/01/21	200,000	208,500
Windstream Corp.	7.500	04/01/23	1,163,000	1,180,445
Xerium Technologies, Inc. (S)	8.875	06/15/18	705,000	599,250

Venezuela 2.09%				7,803,370

Petroleos de Venezuela SA	5.250	04/12/17	2,116,000	1,303,985
Petroleos de Venezuela SA	4.900	10/28/14	8,551,823	6,499,385

Virgin Islands 0.23%				843,496

Gold Fields Orogen Holding BVI, Ltd.	4.875	10/07/20	400,000	372,499
Sinochem Overseas Capital Company, Ltd. (S)	4.500	11/12/20	467,000	470,997

Foreign Government
Obligations 26.19%				$97,965,622

(Cost $94,858,247)

Argentina 2.33%				8,722,210

Republic of Argentina
Bond	8.280	12/31/33	4,091,541	3,124,218
Bond (EUR) (D)	7.820	12/31/33	1,216,423	1,009,898
Bond (EUR) (D) (P)	7.820	12/31/33	2,675,024	2,220,859
Bond	7.000	04/17/17	924,247	757,883
Bond (ARS) (D) (P)	5.830	12/31/33	2,740,954	912,465
Bond (EUR) (D)(I)	—	12/15/35	3,703,237	696,887

Brazil 1.41%				5,267,983

Federative Republic of Brazil
Bond	8.875	10/14/19	370,000	513,005
Bond	8.875	04/15/24	662,000	963,872
Bond	8.750	02/04/25	285,000	413,963
Bond	5.875	01/15/19	205,000	240,363
Bond	4.875	01/22/21	2,840,000	3,136,780

Colombia 2.22%				8,300,743

Bogota Distrito Capital (COP)
Bond (D)	9.750	07/26/28	2,728,000,000	2,037,960
Republic of Colombia
Bond	11.750	02/25/20	145,000	224,750
Bond (COP) (D)	9.850	06/28/27	133,000,000	100,408

9

Global High Yield Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Colombia (continued)

Bond	7.375	01/27/17	$767,000	$931,905
Bond	7.375	09/18/37	3,318,000	4,512,480
Bond	4.375	07/12/21	472,000	493,240

Croatia 0.39%				1,447,716

Republic of Croatia
Bond	6.375	03/24/21	1,481,000	1,447,716

El Salvador 0.44%				1,629,550

Republic of El Salvador
Bond	8.250	04/10/32	500,000	545,000
Bond (S)	7.375	12/01/19	995,000	1,084,550

Ghana 0.14%				508,480

Republic of Ghana
Bond	8.500	10/04/17	454,000	508,480

Indonesia 1.21%				4,526,615

Republic of Indonesia
Bond	11.625	03/04/19	603,000	898,470
Bond (S)	11.625	03/04/19	1,555,000	2,316,950
Bond	7.750	01/17/38	213,000	288,615
Bond	6.875	03/09/17	874,000	1,022,580

Iraq 1.32%				4,940,925

Republic of Iraq
Bond	5.800	01/15/28	5,830,000	4,940,925

Malaysia 0.87%				3,239,476

Government of Malaysia
Bond (MYR) (D)	5.094	04/30/14	2,290,000	781,644
Bond (MYR) (D)	4.262	09/15/16	900,000	304,666
Bond (MYR) (D)	4.012	09/15/17	390,000	130,490
Bond (MYR) (D)	3.835	08/12/15	2,670,000	887,027
Bond (MYR) (D)	3.741	02/27/15	3,430,000	1,135,649

Mexico 2.57%				9,621,122

Government of Mexico
Bond (MXN) (D)	8.500	05/31/29	3,280,000	281,187
Bond (MXN) (D)	8.500	11/18/38	16,480,000	1,378,877
Bond	8.000	09/24/22	632,000	872,160
Bond (MXN) (D)	7.750	05/29/31	5,530,000	435,091
Bond	7.500	04/08/33	1,441,000	1,927,338
Bond	6.750	09/27/34	819,000	1,021,703
Bond (MXN) (D)	6.500	06/10/21	31,720,000	2,432,734
Bond	5.750	10/12/2110	1,252,000	1,272,032

Panama 1.25%				4,690,045

Republic of Panama
Bond	9.375	04/01/29	124,000	191,580
Bond	8.875	09/30/27	239,000	352,525
Bond	5.200	01/30/20	3,715,000	4,145,940

Peru 0.38%				1,407,331

Republic of Peru
Bond	8.750	11/21/33	495,000	743,738

10

Global High Yield Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Peru (continued)

Bond	8.375	05/03/16	$203,000	$251,213
Bond	7.350	07/21/25	316,000	412,380

Philippines 0.90%				3,351,329

Republic of Philippines
Bond	7.750	01/14/31	2,320,000	3,103,000
Bond (PHP) (D)	4.950	01/15/21	11,000,000	248,329

Poland 1.69%				6,330,488

Republic of Poland
Bond	6.375	07/15/19	3,840,000	4,308,480
Bond	5.125	04/21/21	1,159,000	1,182,180
Bond	5.000	03/23/22	844,000	839,828

Qatar 0.41%				1,550,501

Government of Qatar
Bond (S)	5.250	01/20/20	429,000	475,118
Bond	5.250	01/20/20	971,000	1,075,383

Russia 3.16%				11,812,109

Government of Russia
Bond	12.750	06/24/28	177,000	307,095
Bond	11.000	07/24/18	41,000	57,605
Bond	7.500	03/31/30	9,660,261	11,447,409

South Africa 1.93%				7,224,884

Republic of South Africa
Bond (ZAR) (D)	10.500	12/21/26	5,640,000	845,911
Bond	6.875	05/27/19	771,000	931,946
Bond (ZAR) (D)	6.750	03/31/21	15,600,000	1,826,162
Bond	6.500	06/02/14	250,000	275,925
Bond	6.250	03/08/41	922,000	1,069,520
Bond	5.875	05/30/22	903,000	1,029,420
Bond	5.500	03/09/20	1,120,000	1,246,000

South Korea 0.09%				338,296

Republic of Korea
Bond	7.125	04/16/19	271,000	338,296

Turkey 1.40%				5,230,728

Republic of Turkey
Bond	7.500	11/07/19	1,475,000	1,755,250
Bond	7.250	03/15/15	871,000	975,520
Bond	7.250	03/05/38	599,000	691,845
Bond	7.000	09/26/16	103,000	116,905
Bond	7.000	06/05/20	132,000	151,470
Bond	5.125	03/25/22	767,000	767,959
Bond (TRY) (D)(I)(Z)	Zero	02/20/13	770,000	385,079
Bond (TRY) (D)(I)(Z)	Zero	05/15/13	790,000	386,700

Ukraine 0.91%				3,416,850

Republic of Ukraine
Bond	7.650	06/11/13	1,300,000	1,280,500
Bond (S)	6.875	09/23/15	657,000	620,865
Bond	6.875	09/23/15	472,000	446,040
Bond	6.580	11/21/16	880,000	836,000

11

Global High Yield Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Ukraine (continued)

Bond	6.385	06/26/12	$237,000	$233,445

Uruguay 0.76%				2,862,826

Republic of Uruguay
Bond	8.000	11/18/22	1,782,057	2,361,226
Bond	7.625	03/21/36	380,000	501,600

Venezuela 0.41%				1,545,415

Republic of Venezuela
Bond	13.625	08/15/18	810,000	797,850
Bond	8.500	10/08/14	806,000	747,565

Capital Preferred Securities 0.11%				$413,075

(Cost $416,855)

Cayman Islands 0.11%				413,075

Hutchison Whampoa International 10, Ltd. (P)(Q)	6.000	10/28/15	410,000	413,075

Convertible Bonds 1.10%				$4,095,025

(Cost $4,251,495)

Australia 0.00%				3,180

InterOil Corp.	2.750	11/15/15	4,000	3,180

Bahamas 0.00%				9,701

Ultrapetrol Bahamas, Ltd. (S)	7.250	01/15/17	13,000	9,701

China 0.01%				20,556

Home Inns & Hotels Management, Inc. (S)	2.000	12/15/15	23,000	20,556

France 0.04%				132,085

Alcatel-Lucent (EUR) (D)(I)	5.000	01/01/15	2,454,800	33,126
Cie Generale des Etablissements Michelin (EUR) (D)(Z)	Zero	01/01/17	65,407	98,959

Mexico 0.01%				35,150

Cemex SAB de CV (S)	3.750	03/15/18	40,000	23,400
Cemex SAB de CV (S)	3.250	03/15/16	20,000	11,750

United Kingdom 0.03%				116,100

Subsea 7 SA	2.250	10/11/13	100,000	116,100

United States 1.01%				3,778,253

AirTran Holdings, Inc.	5.250	11/01/16	66,000	84,645
Alcatel-Lucent USA, Inc.	2.875	06/15/25	37,000	34,965
Alcatel-Lucent USA, Inc., Series A	2.875	06/15/23	158,000	134,300
Altra Holdings, Inc. (S)	2.750	03/01/31	112,000	95,760
Amylin Pharmaceuticals, Inc.	3.000	06/15/14	113,000	101,135
Callidus Software, Inc. (S)	4.750	06/01/16	85,000	81,388
Ciena Corp. (S)	4.000	03/15/15	58,000	58,943
Comtech Telecommunications Corp.	3.000	05/01/29	91,000	102,489
Dendreon Corp.	2.875	01/15/16	209,000	152,570
Digital River, Inc. (S)	2.000	11/01/30	188,000	156,040
EarthLink, Inc. (3.250% to 11/15/2011, then 3.500%)	3.250	11/15/26	77,000	77,000
Gilead Sciences, Inc.	1.000	05/01/14	125,000	138,125
Greenbrier Companies, Inc. (S)	3.500	04/01/18	142,000	119,280

12

Global High Yield Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
United States (continued)

Hercules Offshore, Inc. (3.375% Steps down to Zero Coupon
on 6/1/2013)	3.375	06/01/38	$103,000	$91,670
Hologic, Inc. (2.000% Steps down to Zero Coupon on
12/15/2013)	2.000	12/15/37	90,000	84,713
Hornbeck Offshore Services, Inc. (1.625% Steps down to
1.375% on 11/15/2013)	1.625	11/15/26	55,000	53,075
Integra LifeSciences Holdings Corp. (S)	1.625	12/15/16	37,000	32,283
Intel Corp.	3.250	08/01/39	48,000	60,600
Ixia (S)	3.000	12/15/15	112,000	109,760
Mentor Graphics Corp. (S)	4.000	04/01/31	72,000	67,230
Micron Technology, Inc.	1.875	06/01/14	95,000	91,081
Micron Technology, Inc.	1.875	06/01/27	69,000	59,599
Micron Technology, Inc. (S)	1.500	08/01/31	133,000	110,058
Newpark Resources, Inc.	4.000	10/01/17	110,000	123,613
ON Semiconductor Corp.	2.625	12/15/26	131,000	142,954
ON Semiconductor Corp., Series B (Call/Conversion date on
04/15/2012) (Z)	Zero	04/15/24	182,000	184,048
Owens-Brockway Glass Container, Inc. (S)	3.000	06/01/15	168,000	154,770
PDL BioPharma, Inc.	3.750	05/01/15	44,000	43,450
Radian Group, Inc.	3.000	11/15/17	30,000	15,600
RadioShack Corp. (S)	2.500	08/01/13	65,000	62,969
RTI International Metals, Inc.	3.000	12/01/15	33,000	35,228
Rudolph Technologies, Inc. (S)	3.750	07/15/16	30,000	26,424
SanDisk Corp.	1.500	08/15/17	28,000	33,425
Savient Pharmaceuticals, Inc.	4.750	02/01/18	66,000	45,953
SESI LLC (1.500% Steps down to 1.250% on 12/15/2011)	1.500	12/15/26	139,000	138,826
Smithfield Foods, Inc.	4.000	06/30/13	99,000	117,810
Teva Pharmaceutical Finance Company, LLC	0.250	02/01/26	75,000	78,844
TRW Automotive, Inc.	3.500	12/01/15	115,000	185,581
Tyson Foods, Inc.	3.250	10/15/13	125,000	159,844
WebMD Health Corp. (S)	2.500	01/31/18	47,000	41,301
WebMD Health Corp. (S)	2.250	03/31/16	17,000	15,704
Xilinx, Inc.	3.125	03/15/37	64,000	75,200

Structured Notes (K) 1.81%				$6,756,964

(Cost $6,660,362)

Brazil 1.29%				4,814,313

Federative Republic of Brazil (Citigroup Funding, Inc.)
Note (BRL) (D)	10.000	12/29/11	2,000,000	1,066,361
Note (BRL) (D)	10.000	01/20/12	2,100,000	1,119,679
Federative Republic of Brazil (HSBC Bank USA) (BRL)
Note (D)	10.000	01/01/17	2,150,000	1,188,057
Federative Republic of Brazil (JPMorgan Chase & Company)
Note (BRL) (D)	10.000	12/12/11	1,200,000	692,614
Note (BRL) (D)	Zero	02/16/12	1,400,000	747,602

Colombia 0.26%				966,416

Republic of Colombia (Citigroup Funding, Inc.)
Note (COP) (D)	11.000	07/27/20	1,000,000,000	654,319
Note (COP) (D)	10.000	07/25/24	485,000,000	312,097

13

Global High Yield Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Indonesia 0.09%				$343,733

Republic of Indonesia (HSBC Bank PLC)
Note (IDR) (D)(S)	8.250	07/15/21	$2,700,000,000	343,733

United Kingdom 0.17%				632,502

Cablevision SA (Deutsche Bank AG)	9.375	02/13/18	644,000	632,502

Term Loans (M)1.39%				$5,210,237

(Cost $5,592,100)

Indonesia 0.32%				1,184,811

Bumi Resources Tbk PT	11.241	08/07/13	601,000	609,414
Bumi Resources Tbk PT	6.786	03/02/12	633,000	575,397

Spain 0.03%				135,000

Endesa Costanera SA	11.403	03/30/12	135,000	135,000

United States 1.04%				3,890,426

BJ's Wholesale Club, Inc.	7.000	09/27/18	775,000	772,739
Caesars Entertainment Corp.	3.358	01/28/15	825,000	726,000
iStar Financial, Inc.	7.000	06/30/14	800,000	775,166
Texas Competitive Electric Holdings Company LLC	4.757	10/10/17	2,378,987	1,616,521

			Shares	Value
Preferred Securities 0.16%				$614,440

(Cost $626,768)

United States 0.16%				614,440

Apache Corp., Series D, 6.000%			3,230	181,849
Hartford Financial Services Group, Inc., Series F, 7.250%			1,400	29,344
MetLife, Inc., 5.000%			1,280	86,925
Molycorp, Inc., 5.500%			560	43,400
PPL Corp., 8.750%			480	26,203
Unisys Corp., 6.250%			31	2,412
Wells Fargo & Company, 7.500%			162	171,096
Wintrust Financial Corp., 7.500%			1,500	73,211

			Shares	Value
Common Stocks 0.04%				$137,649

(Cost $158,983)

United States 0.04%				137,649

Archer-Daniels-Midland Company			4,163	120,477
Life Technologies Corp. (I)			275	11,184
SU Casita (I)			998	5,988

		Yield	Shares	Value
Short-Term Investments 2.79%				$10,423,393

(Cost $10,423,393)

Money Market Funds 2.79%				10,423,393

State Street Institutional Liquid Reserves Fund		0.1473%(Y)	10,423,393	10,423,393

14

Global High Yield Fund
As of 10-31-11 (Unaudited)

Total investments (Cost $369,914,168)† 98.90%	$369,896,703

Other assets and liabilities, net 1.10%	$4,127,480

Total net assets 100.00%	$374,024,183

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

ARS Argentine Peso

BRL Brazilian Real

COP Colombian Peso

EUR Euro

GBP British Pound

IDR Indonesian Rupiah

MXN Mexican Peso

MYR Malaysian Ringgit

PHP Philippine Peso

TRY Turkish Lira

ZAR South African Rand

PIK Payment-in-kind

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(I) Non-income producing security.

(H) Non-income producing - Issuer is in default.

(K) Underlying issuer is shown parenthetically in security description.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $80,678,708 or 21.57% of the Fund's net assets as of 10-31-11.

(Y) The rate shown is the annualized seven-day yield as of 10-31-11.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 10-31-11, the aggregate cost of investment securities for federal income tax purposes was $371,079,714. Net unrealized depreciation aggregated $1,183,011, of which $10,514,303 related to appreciated investment securities and $11,697,314 related to depreciated investment securities.

15

Global High Yield Fund
As of 10-31-11 (Unaudited)

The Fund had the following sector composition as a percentage of net assets on 10-31-11:

Foreign Government Obligations	26%
Energy	14%
Consumer Discretionary	14%
Materials	8%
Telecommunication Services	7%
Financials	6%
Consumer Staples	5%
Industrials	5%
Health Care	5%
Utilities	4%
Information Technology	3%
Short-Term Investments & Other	3%

16

Global High Yield Fund
As of 10-31-11 (Unaudited)

Notes to Schedule of Investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of October. 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	10/31/11	Price	Inputs	Inputs

Corporate Bonds	$244,280,298	-	$243,957,705	$322,593

Foreign Government
Obligations	97,965,622	-	97,965,622	-

Capital Preferred Securities	413,075	-	413,075	-

Convertible Bonds	4,095,025	-	4,095,025	-

Structured Notes	6,756,964	-	924,133	5,832,831

Term Loans	5,210,237	-	3,890,426	1,319,811

Preferred Securities	614,440	$538,817	75,623	-

Common Stocks	137,649	131,661	-	5,988

Short-Term Investments	10,423,393	10,423,393	-	-

Total investments in Securities	$369,896,703	$11,093,871	$351,321,609	$7,481,223
Other Financial Instruments:
Foreign Forward Currency Contracts	$95,347	-	$95,347	-

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended October 31, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Corporate
	Bonds	Structured Notes	Term Loans	Common Stocks	Total
Balance as of 7-31-11	$538,441	$7,087,068	$1,389,274	-	$9,014,783
Realized gain (loss)	-	72,446	-	-	72,446
Change in unrealized appreciation
(depreciation)	(22,799)	(206,649)	(69,463)	$5,988	(292,923)
Purchases	-	1,053,553	-	-	1,053,553
Sales	-	(2,173,587)	-	-	(2,173,587)
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	(193,049)	-	-	-	(193,049)
Balance as of 10-31-11	322,593	$5,832,831	$1,319,811	$5,988	$7,481,223
Change in unrealized at period end*	($22,799)	($206,649)	($69,463)	$5,988	($292,923)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

17

Global High Yield Fund
As of 10-31-11 (Unaudited)

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Structured notes. The Fund may invest in structured notes. The Fund invests in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of specified instruments and the issuance of one or more classes of securities backed by, or representing interests, in the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2011, the Fund used forward foreign currency contracts to gain exposure to foreign currency and to manage against anticipated currency exchange rates. The following table summarizes the contracts held at Otober 31, 2011. During the period ended October 31, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging from $19.1 million to $34.1 million measured at each quarter end.

18

Global High Yield Fund
As of 10-31-11 (Unaudited)

	Principal Amount	Principal Amount			Unrealized
	Covered by	Covered by			Appreciation
Currency	Contract	Contract (USD)	Counterparty	Settlement Date	(Depreciation)

Buys

BRL	2,694,400	1,495,726	Citibank N.A.	11/3/2011	73,660
BRL	2,694,400	1,513,623	Citibank N.A.	12/2/2011	44,904
CNY	7,545,000	1,167,957	Citibank N.A.	11/14/2011	19,413
CNY	10,101,400	1,584,458	Citibank N.A.	5/16/2012	9,321

		5,761,764			147,298

Sells

BRL	2,694,400	1,523,551	Citibank N.A.	11/3/2011	(45,835)
BRL	2,694,400	1,589,523	Citibank N.A.	12/2/2011	30,996
CNY	7,545,000	1,172,494	Citibank N.A.	11/14/2011	(14,876)
CNY	10,101,400	1,594,161	Citibank N.A.	5/16/2012	382
EUR	5,081,113	7,017,514	Citibank N.A.	11/23/2011	(11,658)
GBP	267,000	418,258	Citibank N.A.	11/23/2011	(10,960)

		13,315,501			(51,951)

Currency Abbreviations

BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at October 31, 2011 by risk category:

		Asset Derivatives	Liability Derivatives
Risk	Financial Instruments Location	Fair Value	Fair Value

	Foreign forward currency
Foreign exchange contracts	contracts	$178,676	($83,329)

Total		$178,676	($83,329)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

19

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global High Yield Fund.

352Q1 10/11
12/11

John Hancock

MUTUAL FUNDS

John Hancock Currency Strategies Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2011

Currency Strategies Fund
As of 10-31-11 (Unaudited)

Short-Term Investments 98.53%				$874,529,748

(Cost $874,529,748)

		Maturity	Par value
	Yield%*	date		Value
U.S. Government 89.11%				790,933,781

U.S. Treasury Bill	0.013	02-23-12	273,000,000	272,991,355
U.S. Treasury Bill	0.022	03-22-12	235,000,000	234,981,461
U.S. Treasury Bill	0.048	02-16-12	48,000,000	47,995,007
U.S. Treasury Bill	0.035	03-29-12	235,000,000	234,965,958

		Yield%	Par value	Value
Money Market Funds 9.42%				83,595,967

State Street Institutional Liquid Reserves Fund		0.1473 (Y)	83,595,967	83,595,967

Total investments (Cost $874,529,748)† 98.53%				$874,529,748

Other assets and liabilities, net 1.47%				$13,033,350

Total net assets 100.00%				$887,563,098

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

* Yield represents the annualized yield at the date of purchase.

(Y) The rate shown is the annualized seven-day yield as of 10-31-11.

† At 10-31-11, the aggregate cost of investment securities for federal income tax purposes was $874,529,748. There was no unrealized appreciation or depreciation on investment securities as of 10-31-11.

The following table summarizes the forward foreign currency contracts held by the Fund at 10-31-11:

	Principal Amount	Principal Amount			Unrealized
	Covered by	Covered by		Settlement	Appreciation
Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Buys
AUD	115,017,382	$111,937,853	Barclays Bank PLC	12-21-11	$8,562,512
AUD	115,017,382	111,963,490	J. Aron & Company	12-21-11	8,536,874
CAD	114,775,904	113,358,343	Barclays Bank PLC	12-21-11	1,663,185
CAD	114,775,904	113,440,222	J. Aron & Company	12-21-11	1,581,305
CAD	28,182,708	28,522,121	Morgan Stanley Capital Services, Inc .	12-21-11	(279,102)
CHF	92,751,756	103,007,521	Barclays Bank PLC	12-21-11	2,748,716
CHF	92,751,756	103,038,014	J. Aron & Company	12-21-11	2,718,222
CHF	26,476,006	30,481,241	Morgan Stanley Capital Services, Inc .	12-21-11	(293,104)
EUR	214,691,456	293,979,525	Barclays Bank PLC	12-21-11	2,965,261
EUR	214,691,456	293,884,778	J. Aron & Company	12-21-11	3,060,008
GBP	173,048,858	274,115,195	Barclays Bank PLC	12-21-11	3,983,713
GBP	173,048,858	274,570,941	J. Aron & Company	12-21-11	3,527,966
GBP	91,741,250	146,784,165	Morgan Stanley Capital Services, Inc .	12-21-11	649,003
JPY	2,740,971,794	35,469,897	Barclays Bank PLC	12-21-11	(375,250)
JPY	2,740,971,794	35,487,348	J. Aron & Company	12-21-11	(392,701)
JPY	2,740,971,794	35,497,919	Morgan Stanley Capital Services, Inc .	12-21-11	(403,272)
NZD	183,278,088	145,328,577	Barclays Bank PLC	12-21-11	2,384,114
NZD	183,278,088	145,519,591	J. Aron & Company	12-21-11	2,193,101
NZD	70,572,935	58,435,802	Morgan Stanley Capital Services, Inc .	12-21-11	(1,557,654)
SEK	724,769,580	110,179,749	Barclays Bank PLC	12-21-11	738,596
SEK	724,769,580	110,190,930	J. Aron & Company	12-21-11	727,415
SEK	271,523,884	42,322,116	Morgan Stanley Capital Services, Inc .	12-21-11	(768,248)

		$2,717,515,338			$41,970,660

1

Currency Strategies Fund
As of 10-31-11 (Unaudited)

Sells
AUD	191,408,353	$197,053,783	Barclays Bank PLC	12-21-11	($3,479,182)
AUD	191,408,353	196,989,035	J. Aron & Company	12-21-11	(3,543,927)
AUD	125,858,231	132,409,679	Morgan Stanley Capital Services, Inc .	12-21-11	551,672
CAD	157,210,360	153,972,985	Barclays Bank PLC	12-21-11	(3,573,809)
CAD	157,210,360	153,903,197	J. Aron & Company	12-21-11	(3,643,597)
CAD	10,839,199	10,934,107	Morgan Stanley Capital Services, Inc .	12-21-11	71,712
CHF	226,026,716	257,848,068	Barclays Bank PLC	12-21-11	130,738
CHF	226,026,716	257,858,291	J. Aron & Company	12-21-11	140,961
CHF	122,632,628	141,624,469	Morgan Stanley Capital Services, Inc .	12-21-11	1,797,842
EUR	106,280,969	148,157,331	Barclays Bank PLC	12-21-11	1,157,632
EUR	106,280,969	148,104,125	J. Aron & Company	12-21-11	1,104,426
EUR	84,612,230	118,062,928	Morgan Stanley Capital Services, Inc .	12-21-11	1,033,769
GBP	119,500,450	186,891,782	Barclays Bank PLC	12-21-11	(5,151,928)
GBP	119,500,450	186,711,770	J. Aron & Company	12-21-11	(5,331,939)
JPY	10,482,044,032	136,790,109	Barclays Bank PLC	12-21-11	2,580,908
JPY	10,482,044,032	136,787,966	J. Aron & Company	12-21-11	2,578,765
JPY	452,245,870	5,842,743	Morgan Stanley Capital Services, Inc .	12-21-11	52,312
NZD	152,327,485	120,269,447	Barclays Bank PLC	12-21-11	(2,498,653)
NZD	152,327,485	120,228,843	J. Aron & Company	12-21-11	(2,539,258)
SEK	460,780,964	69,251,208	Barclays Bank PLC	12-21-11	(1,266,462)
SEK	460,780,964	69,157,930	J. Aron & Company	12-21-11	(1,359,739)
SEK	78,245,923	12,114,810	Morgan Stanley Capital Services, Inc .	12-21-11	140,096

		$2,960,964,606			($21,047,661)

Currency Abbreviations

AUD Australian Dollar	GBP Pound Sterling
CAD Canadian Dollar	JPY Japanese Yen
CHF Swiss Franc	NZD New Zealand Dollar
EUR Euro	SEK Swedish Krona

2

Notes to Schedule of Investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2011 all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result into transfers in or out of an assigned level within the disclosure hierarchy. During the period ended October 31, 2011, there were no significant transfers into or out of Level 1, Level 2 or level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended October 31, 2011, the Fund used forward foreign currency contracts to gain exposure to foreign currencies. The following table summarizes the contracts held at October 31, 2011. During the period ended October 31, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging from 5.1 billion to 5.7 billion, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at October 31, 2011, by risk category:

	Financial	Asset	Liability
	Instruments	Derivatives	Derivatives Fair
Risk	Location	Fair Value	Value

Foreign Exchange	Forward Foreign
Contracts	Currency Contract	$57,380,824	($36,457,825)

Total		$57,380,824	($36,457,825)

For additional information on the Fund's significant accounting polices, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Currency Strategies Fund.

364Q1 10/11
12/11

John Hancock

MUTUAL FUNDS

John Hancock Fundamental Large Cap Core Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2011

Fundamental Large Cap Core Fund
As of 10-31-11 (Unaudited)

	Shares	Value
Common Stocks 100.13%		$3,213,389

(Cost $3,381,637)

Consumer Discretionary 19.79%		635,054

Hotels, Restaurants & Leisure 0.90%
International Speedway Corp., Class A	1,213	28,942

Household Durables 1.46%
Lennar Corp., Class A	2,833	46,858

Internet & Catalog Retail 5.84%
Amazon.com, Inc. (I)	635	135,579
Blue Nile, Inc. (I)	1,150	51,900

Media 4.42%
CBS Corp., Class B	1,928	49,762
Omnicom Group, Inc.	1,356	60,315
The Walt Disney Company	912	31,811

Multiline Retail 2.08%
Target Corp.	1,216	66,576

Specialty Retail 5.09%
Home Depot, Inc.	2,970	106,326
Lowe's Companies, Inc.	2,711	56,985

Consumer Staples 4.66%		149,417

Beverages 2.57%
Diageo PLC, ADR	616	51,054
PepsiCo, Inc.	497	31,286

Household Products 0.95%
The Procter & Gamble Company	475	30,395

Tobacco 1.14%
Philip Morris International, Inc.	525	36,682

Energy 11.76%		377,411

Energy Equipment & Services 3.00%
National Oilwell Varco, Inc.	473	33,739
Schlumberger, Ltd.	850	62,450

Oil, Gas & Consumable Fuels 8.76%
Apache Corp.	558	55,594
Chevron Corp.	682	71,644
Exxon Mobil Corp.	635	49,587
Occidental Petroleum Corp.	510	47,399
Ultra Petroleum Corp. (I)	1,789	56,998

Financials 18.19%		583,748

Capital Markets 6.18%
State Street Corp.	1,151	46,489
T. Rowe Price Group, Inc.	1,553	82,061
The Goldman Sachs Group, Inc.	638	69,893

Commercial Banks 1.52%
Wells Fargo & Company	1,886	48,866

Consumer Finance 1.67%
American Express Company	1,057	53,505

1

Fundamental Large Cap Core Fund
As of 10-31-11 (Unaudited)

	Shares	Value
Financials (continued)

Diversified Financial Services 7.43%
Bank of America Corp.	8,201	$56,013
JPMorgan Chase & Company	2,256	78,419
Moody's Corp.	2,929	103,950

Insurance 1.39%
Prudential Financial, Inc.	822	44,552

Health Care 12.69%		407,381

Biotechnology 3.61%
Amgen, Inc.	2,025	115,972

Health Care Equipment & Supplies 1.18%
Medtronic, Inc.	1,089	37,832

Health Care Providers & Services 1.23%
Amsurg Corp. (I)	1,563	39,591

Pharmaceuticals 6.67%
Merck & Company, Inc.	3,001	103,535
Novartis AG, ADR	563	31,793
Pfizer, Inc.	4,084	78,658

Industrials 6.57%		210,717

Aerospace & Defense 1.11%
The Boeing Company	540	35,527

Air Freight & Logistics 1.97%
United Parcel Service, Inc., Class B	900	63,216

Industrial Conglomerates 1.27%
General Electric Company	2,432	40,639

Professional Services 2.22%
Robert Half International, Inc.	2,699	71,335

Information Technology 24.72%		793,330

Communications Equipment 9.68%
Cisco Systems, Inc.	7,608	140,976
Qualcomm, Inc.	3,289	169,712

Internet Software & Services 4.29%
Ancestry.com, Inc. (I)	2,296	52,280
Google, Inc., Class A (I)	144	85,340

IT Services 4.23%
Broadridge Financial Solutions, Inc.	2,126	47,304
Visa, Inc., Class A	949	88,504

Software 6.52%
FactSet Research Systems, Inc.	747	74,267
Oracle Corp.	4,118	134,947

Materials 1.75%		56,331

Chemicals 1.75%
Air Products & Chemicals, Inc.	654	56,331

2

Fundamental Large Cap Core Fund
As of 10-31-11 (Unaudited)

Total investments (Cost $3,381,637)† 100.13%	$3,213,389

Other assets and liabilities, net (0.13%)	($4,240)

Total net assets 100.00%	$3,209,149

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 10-31-11, the aggregate cost of investment securities for federal income tax purposes was $3,382,527. Net unrealized depreciation aggregated $169,138, of which $92,674 related to appreciated investment securities and $261,812 related to depreciated investment securities.

3

Notes to Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result into transfers in or out of an assigned level within the disclosure hierarchy. During the period ended October 31, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund.

372Q1 10/11
12/11

John Hancock

MUTUAL FUNDS

John Hancock Fundamental Large Cap Value Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2011

Fundamental Large Cap Value Fund
As of 10-31-11 (Unaudited)

	Shares	Value
Common Stocks 98.86%		$293,432,919

(Cost $262,698,218)

Consumer Discretionary 16.64%		49,391,802

Hotels, Restaurants & Leisure 2.96%
Carnival Corp.	249,156	8,772,783

Household Durables 2.66%
Dorel Industries, Inc., Class B	111,909	2,721,519
Lennar Corp., Class A	313,544	5,186,018

Media 3.61%
Comcast Corp., Class A	179,822	4,216,826
Lamar Advertising Company, Class A (I)	100,083	2,250,867
Omnicom Group, Inc.	95,835	4,262,741

Multiline Retail 1.48%
Target Corp.	80,097	4,385,311

Specialty Retail 5.93%
Home Depot, Inc.	320,262	11,465,380
Lowe's Companies, Inc.	291,644	6,130,357

Consumer Staples 8.06%		23,929,869

Beverages 4.09%
Diageo PLC, ADR	89,603	7,426,297
PepsiCo, Inc.	75,095	4,727,230

Food & Staples Retailing 2.82%
Safeway, Inc.	212,573	4,117,539
Walgreen Company	128,140	4,254,248

Tobacco 1.15%
Philip Morris International, Inc.	48,727	3,404,555

Energy 11.25%		33,378,735

Energy Equipment & Services 1.44%
National Oilwell Varco, Inc.	59,728	4,260,398

Oil, Gas & Consumable Fuels 9.81%
Apache Corp.	29,100	2,899,233
Chevron Corp.	77,607	8,152,615
ConocoPhillips	82,081	5,716,942
Exxon Mobil Corp.	46,598	3,638,838
Occidental Petroleum Corp.	93,724	8,710,709

Financials 25.08%		74,421,644

Capital Markets 7.39%
AllianceBernstein Holding LP	271,052	3,840,807
Northern Trust Corp.	94,936	3,842,060
State Street Corp.	138,923	5,611,100
The Goldman Sachs Group, Inc.	78,839	8,636,812

Commercial Banks 5.66%
U.S. Bancorp	305,230	7,810,836
Wells Fargo & Company	346,820	8,986,106

Diversified Financial Services 8.22%
Bank of America Corp.	860,468	5,876,996
JPMorgan Chase & Company	274,038	9,525,561
Moody's Corp.	253,544	8,998,277

1

Fundamental Large Cap Value Fund
As of 10-31-11 (Unaudited)

	Shares	Value
Financials (continued)

Insurance 3.81%
Prudential Financial, Inc.	129,450	7,016,190
Stewart Information Services Corp.	425,986	4,276,899

Health Care 13.12%		38,945,976

Biotechnology 4.21%
Amgen, Inc.	218,358	12,505,363

Health Care Equipment & Supplies 1.81%
Medtronic, Inc.	154,479	5,366,600

Health Care Providers & Services 1.14%
Amsurg Corp. (I)	133,046	3,370,055

Pharmaceuticals 5.96%
Merck & Company, Inc.	221,897	7,655,447
Novartis AG, ADR	72,357	4,086,000
Pfizer, Inc.	309,580	5,962,511

Industrials 11.66%		34,614,753

Aerospace & Defense 1.50%
The Boeing Company	67,799	4,460,496

Air Freight & Logistics 2.61%
FedEx Corp.	94,535	7,735,799

Commercial Services & Supplies 4.11%
Avery Dennison Corp.	310,328	8,254,725
Cintas Corp.	132,122	3,949,127

Industrial Conglomerates 1.94%
General Electric Company	344,518	5,756,896

Professional Services 1.50%
Robert Half International, Inc.	168,661	4,457,710

Information Technology 11.98%		35,562,513

Communications Equipment 7.87%
Cisco Systems, Inc.	685,336	12,699,276
QUALCOMM, Inc.	161,765	8,347,074
Tellabs, Inc.	534,759	2,315,506

IT Services 1.47%
Broadridge Financial Solutions, Inc.	195,523	4,350,387

Software 2.64%
Microsoft Corp.	110,150	2,933,295
Oracle Corp.	150,045	4,916,975

Utilities 1.07%		3,187,627

Electric Utilities 1.07%
Entergy Corp.	46,084	3,187,627

Total investments (Cost $262,698,218)† 98.86%		$293,432,919

Other assets and liabilities, net 1.14%		$3,374,406

Total net assets 100.00%		$296,807,325

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

2

Fundamental Large Cap Value Fund
As of 10-31-11 (Unaudited)

ADR American Depositary Receipts

(I) Non-income producing security.

† At 10-31-11, the aggregate cost of investment securities for federal income tax purposes was $262,699,220. Net unrealized appreciation aggregated $30,733,699, of which $31,456,017 related to appreciated investment securities and $722,318 related to depreciated investment securities.

3

Notes to Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result into transfers in or out of an assigned level within the disclosure hierarchy. During the period ended October 31, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Fundamental Large Cap Value Fund.

374Q1 10/11
12/11

John Hancock

MUTUAL FUNDS

John Hancock Fundamental All Cap Core Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2011

Fundamental All Cap Core Fund
As of 10-31-11 (Unaudited)

	Shares	Value
Common Stocks 98.51%		$3,154,509

(Cost $3,368,692)

Consumer Discretionary 20.38%		652,571

Hotels, Restaurants & Leisure 0.96%
International Speedway Corp., Class A	1,296	30,923

Household Durables 2.20%
Lennar Corp., Class A	4,260	70,460

Internet & Catalog Retail 8.40%
Amazon.com, Inc. (I)	892	190,451
Blue Nile, Inc. (I)	1,740	78,526

Media 2.52%
CBS Corp., Class B	1,878	48,471
Omnicom Group, Inc.	724	32,204

Multiline Retail 1.83%
Target Corp.	1,069	58,528

Specialty Retail 4.47%
Home Depot, Inc.	1,336	47,829
Lowe's Companies, Inc.	4,528	95,179

Consumer Staples 3.42%		109,588

Beverages 3.42%
Diageo PLC, ADR	389	32,240
PepsiCo, Inc.	514	32,356
Tsingtao Brewery Company, Ltd., Series H	8,860	44,992

Energy 8.79%		281,632

Energy Equipment & Services 2.50%
National Oilwell Varco, Inc.	460	32,812
Schlumberger, Ltd.	643	47,241

Oil, Gas & Consumable Fuels 6.29%
Apache Corp.	580	57,785
Chevron Corp.	303	31,830
Occidental Petroleum Corp.	516	47,957
Ultra Petroleum Corp. (I)	2,009	64,007

Financials 17.71%		567,211

Capital Markets 9.55%
AllianceBernstein Holding LP	4,113	58,281
Northern Trust Corp.	1,260	50,992
State Street Corp.	1,156	46,691
T. Rowe Price Group, Inc.	1,506	79,577
The Goldman Sachs Group, Inc.	642	70,331

Diversified Financial Services 6.59%
Bank of America Corp.	14,803	101,104
JPMorgan Chase & Company	1,299	45,153
Moody's Corp.	1,830	64,947

Insurance 1.57%
Prudential Financial, Inc.	925	50,135

1

Fundamental All Cap Core Fund
As of 10-31-11 (Unaudited)

	Shares	Value
Health Care 9.75%		$312,072

Biotechnology 4.84%
Amgen, Inc.	2,707	155,030

Health Care Equipment & Supplies 1.24%
Medtronic, Inc.	1,143	39,708

Health Care Providers & Services 2.13%
AMN Healthcare Services, Inc. (I)	4,465	21,164
Amsurg Corp. (I)	1,849	46,835

Pharmaceuticals 1.54%
Merck & Company, Inc.	1,430	49,335

Industrials 9.27%		296,844

Aerospace & Defense 2.21%
American Science & Engineering, Inc.	1,039	70,673

Air Freight & Logistics 1.40%
United Parcel Service, Inc., Class B	639	44,883

Commercial Services & Supplies 2.74%
Avery Dennison Corp.	3,295	87,647

Professional Services 2.92%
Robert Half International, Inc.	3,543	93,641

Information Technology 27.35%		875,671

Communications Equipment 11.01%
Cisco Systems, Inc.	7,495	138,882
QUALCOMM, Inc.	3,474	179,258
Tellabs, Inc.	7,934	34,354

Internet Software & Services 8.01%
Ancestry.com, Inc. (I)	4,488	102,192
Bankrate, Inc. (I)	1,853	36,078
Google, Inc., Class A (I)	137	81,192
VistaPrint NV (I)	1,060	37,015

IT Services 4.82%
Broadridge Financial Solutions, Inc.	2,910	64,748
Visa, Inc., Class A	960	89,530

Software 3.51%
FactSet Research Systems, Inc.	550	54,681
Oracle Corp.	1,762	57,741

Materials 1.84%		58,920

Chemicals 1.84%
Air Products & Chemicals, Inc.	684	58,920

Total investments (Cost $3,368,692)† 98.51%		$3,154,509

Other assets and liabilities, net 1.49%		$47,707

Total net assets 100.00%		$3,202,216

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

2

Fundamental All Cap Core Fund
As of 10-31-11 (Unaudited)

† At 10-31-11, the aggregate cost of investment securities for federal income tax purposes was $3,371,592. Net unrealized depreciation aggregated $217,083, of which $97,646 related to appreciated investment securities and $314,729 related to depreciated investment securities.

3

Notes to Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	10/31/11	Price	Inputs	Inputs

Common Stocks
Consumer Discretionary	$652,571	$652,571	—	—
Consumer Staples	109,588	64,596	$44,992	—
Energy	281,632	281,632	—	—
Financials	567,211	567,211	—	—
Health Care	312,072	312,072	—	—
Industrials	296,844	296,844	—	—
Information Technology	875,671	875,671	—	—
Materials	58,920	58,920	—	—
Total investments in Securities	$3,154,509	$3,109,517	$44,992	—

Changes in valuation techniques may result into transfers in or out of an assigned level within the disclosure hierarchy. During the period ended October 31, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund.

376Q1 10/11
12/11

John Hancock

MUTUAL FUNDS

John Hancock Diversified Strategies Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2011

Diversified Strategies Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Corporate Bonds 49.31%				$19,931,983

(Cost $19,009,366)

Consumer Discretionary 7.98%				3,227,828

Auto Components 1.02%
Allison Transmission, Inc. (S)	7.125	05/15/19	$125,000	121,250
Exide Technologies	8.625	02/01/18	135,000	135,000
Visteon Corp. (S)	6.750	04/15/19	160,000	155,200

Automobiles 0.53%
Ford Motor Credit Company LLC	5.875	08/02/21	200,000	213,768

Food Products 0.23%
Simmons Foods, Inc. (S)	10.500	11/01/17	100,000	93,500

Hotels, Restaurants & Leisure 2.77%
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17	100,000	107,000
CCM Merger, Inc. (S)	8.000	08/01/13	100,000	95,000
Downstream Development Authority of the Quapaw Tribe of
Oklahoma (S)	10.500	07/01/19	100,000	96,000
Greektown Superholdings, Inc.	13.000	07/01/15	100,000	102,750
Jacobs Entertainment, Inc.	9.750	06/15/14	100,000	97,000
Landry's Restaurants, Inc.	11.625	12/01/15	100,000	106,000
Palace Entertainment Holdings LLC/Palace Entertainment
Holdings Corp. (S)	8.875	04/15/17	100,000	98,000
ROC Finance LLC/ROC Finance 1 Corp. (S)	12.125	09/01/18	100,000	105,500
Seminole Indian Tribe of Florida (S)	7.750	10/01/17	200,000	208,000
Sugarhouse HSP Gaming Property Mezzanine
LP/Sugarhouse HSP Gaming Finance Corp. (S)	8.625	04/15/16	100,000	102,750

Media 1.77%
AMC Entertainment, Inc.	8.000	03/01/14	100,000	99,000
Dish DBS Corp.	6.750	06/01/21	125,000	129,063
Grupo Televisa SAB	6.625	01/15/40	100,000	114,797
Regal Entertainment Group	9.125	08/15/18	100,000	107,000
WMG Acquisition Corp	9.500	06/15/16	100,000	106,000
XM Satellite Radio, Inc. (S)	7.625	11/01/18	150,000	161,625

Multiline Retail 0.21%
Sears Holdings Corp.	6.625	10/15/18	100,000	86,250

Specialty Retail 0.89%
Automotores Gildemeister SA (S)	8.250	05/24/21	150,000	153,000
Hillman Group, Inc.	10.875	06/01/18	100,000	102,750
Toys R Us Property Company II LLC	8.500	12/01/17	100,000	105,625

Textiles, Apparel & Luxury Goods 0.56%
Burlington Coat Factory Warehouse Corp. (S)	10.000	02/15/19	125,000	123,750
Levi Strauss & Company	7.625	05/15/20	100,000	102,250

Consumer Staples 2.68%				1,082,031

Food Products 1.22%
B&G Foods, Inc.	7.625	01/15/18	125,000	132,500
Corp. Pesquera Inca SAC (S)	9.000	02/10/17	78,000	78,468
Del Monte Foods Company (S)	7.625	02/15/19	100,000	95,000
JBS Finance II, Ltd. (S)	8.250	01/29/18	100,000	92,500
Reddy Ice Corp.	11.250	03/15/15	100,000	93,500

1

Diversified Strategies Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Consumer Staples (continued)

Household Products 0.56%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (S)	9.000	04/15/19	$100,000	$96,500
Yankee Candle Company, Inc.	8.500	02/15/15	125,000	127,500

Personal Products 0.69%
Hypermarcas SA (S)	6.500	04/20/21	150,000	145,500
Revlon Consumer Products Corp.	9.750	11/15/15	125,000	134,063

Tobacco 0.21%
Alliance One International, Inc.	10.000	07/15/16	100,000	86,500

Energy 3.50%				1,414,117

Energy Equipment & Services 0.84%
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	100,000	104,750
Weatherford International, Inc.	6.800	06/15/37	200,000	233,124

Oil, Gas & Consumable Fuels 2.66%
Alpha Natural Resources, Inc.	6.000	06/01/19	150,000	148,875
Arch Coal, Inc. (S)	7.250	06/15/21	125,000	128,750
Kinder Morgan Energy Partners LP	5.800	03/15/35	200,000	211,165
Linn Energy LLC/Linn Energy Finance Corp.	8.625	04/15/20	150,000	165,375
Nexen, Inc.	6.400	05/15/37	200,000	216,524
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC	8.875	03/15/18	100,000	103,500
TransCanada Pipelines, Ltd. (6.350% to 05/15/2017, then 3
month LIBOR + 2.210%)	6.350	05/15/67	100,000	102,054

Financials 16.27%				6,575,518

Capital Markets 2.51%
Affinion Group Holdings, Inc.	11.625	11/15/15	100,000	81,750
Credit Suisse AG	5.400	01/14/20	250,000	250,405
Jefferies Group, Inc.	6.875	04/15/21	200,000	193,282
Morgan Stanley	5.750	01/25/21	300,000	297,138
The Goldman Sachs Group, Inc.	6.750	10/01/37	200,000	193,416

Commercial Banks 2.44%
Abbey National Treasury Services PLC	4.000	04/27/16	200,000	191,041
Banco de Credito del Peru (S)	4.750	03/16/16	100,000	99,560
Barclays Bank PLC	5.140	10/14/20	200,000	182,123
BBVA Bancomer SA (S)	6.500	03/10/21	100,000	99,500
ICICI Bank, Ltd. (S)	5.750	11/16/20	200,000	198,137
Lloyds TSB Bank PLC	6.375	01/21/21	200,000	214,833

Consumer Finance 1.18%
Capital One Financial Corp.	6.150	09/01/16	250,000	265,797
Discover Bank	7.000	04/15/20	200,000	209,402

Diversified Financial Services 3.81%
Bank of America NA	6.000	10/15/36	200,000	193,788
Citigroup, Inc.	5.850	12/11/34	200,000	218,006
General Electric Capital Corp.	5.300	02/11/21	250,000	266,869
GTP Towers Issuer LLC (S)	8.112	02/15/15	100,000	102,854
JPMorgan Chase & Company (7.900% to 04/30/2018, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	200,000	215,342
Merrill Lynch & Company, Inc.	7.750	05/14/38	200,000	200,732
Nationstar Mortgage/Nationstar Capital Corp.	10.875	04/01/15	100,000	101,500
Rabobank Nederland NV (11.000% to 06/30/2019, then 3
month LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	200,000	242,000

2

Diversified Strategies Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Financials (continued)

Insurance 4.28%
Aflac, Inc.	6.900	12/17/39	$200,000	$221,167
AXA SA (6.379% to 12/14/2036, then 3 month LIBOR +
2.256%) (Q)(S)	6.379	12/14/36	200,000	149,500
CNA Financial Corp.	7.250	11/15/23	200,000	216,840
CNO Financial Group, Inc. (S)	9.000	01/15/18	100,000	105,250
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR +2.125%) (S)	6.505	02/12/67	200,000	150,000
Liberty Mutual Group, Inc. (S)	7.800	03/15/37	200,000	182,000
Liberty Mutual Group, Inc. (S)	6.500	03/15/35	50,000	50,737
Lincoln National Corp. (6.050% to 04/20/17, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	200,000	176,000
MetLife, Inc.	10.750	08/01/39	200,000	264,000
Willis Group Holdings PLC	5.750	03/15/21	200,000	213,346

Real Estate Investment Trusts 1.83%
DDR Corp.	7.500	04/01/17	200,000	216,730
MPT Operating Partnership LP/MPT Finance Corp. (S)	6.875	05/01/21	100,000	99,500
Prologis LP	6.875	03/15/20	200,000	221,991
Weyerhaeuser Company	7.375	03/15/32	200,000	200,982

Real Estate Management & Development 0.22%
Realogy Corp. (S)	7.875	02/15/19	100,000	90,000

Health Care 1.38%				558,025

Biotechnology 0.36%
Chiron Merger Sub, Inc. (S)	10.500	11/01/18	40,000	39,900
Grifols, Inc. (S)	8.250	02/01/18	100,000	105,250

Health Care Providers & Services 0.75%
BioScrip, Inc.	10.250	10/01/15	100,000	100,750
Community Health Systems, Inc.	8.875	07/15/15	100,000	102,375
HCA, Inc.	7.500	02/15/22	100,000	102,000

Pharmaceuticals 0.27%
Endo Pharmaceuticals Holdings, Inc. (S)	7.250	01/15/22	100,000	107,750

Industrials 5.37%				2,172,500

Aerospace & Defense 1.22%
Ducommun, Inc. (S)	9.750	07/15/18	100,000	103,000
Huntington Ingalls Industries, Inc. (S)	7.125	03/15/21	150,000	151,875
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	120,000	124,200
Textron Financial Corp. (6.000% to 02/15/2017, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	150,000	112,500

Airlines 1.36%
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21	200,000	198,000
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	151,268	152,781
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18	188,653	198,086

Building Products 0.52%
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	200,000	209,500

Commercial Services & Supplies 0.77%
International Lease Finance Corp. (S)	7.125	09/01/18	100,000	103,250
Steelcase, Inc.	6.375	02/15/21	200,000	208,933

3

Diversified Strategies Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Industrials (continued)

Electrical Equipment 0.24%
Coleman Cable, Inc.	9.000	02/15/18	$100,000	$99,000

Industrial Conglomerates 0.50%
Odebrecht Finance, Ltd. (S)	7.500	09/14/15	200,000	203,000

Road & Rail 0.50%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	8.250	01/15/19	100,000	99,750
The Hertz Corp.	6.750	04/15/19	100,000	102,000

Trading Companies & Distributors 0.26%
Aircastle, Ltd.	9.750	08/01/18	100,000	106,625

Information Technology 0.25%				101,000

IT Services 0.25%
Brightstar Corp. (S)	9.500	12/01/16	100,000	101,000

Materials 6.69%				2,702,488

Chemicals 0.89%
American Pacific Corp.	9.000	02/01/15	150,000	144,750
Braskem Finance, Ltd. (S)	7.000	05/07/20	200,000	216,000

Construction Materials 0.59%
Building Materials Corp. of America (S)	6.750	05/01/21	100,000	103,750
Cemex SAB de CV (S)	9.000	01/11/18	160,000	133,600

Containers & Packaging 0.30%
Pretium Packaging LLC/Pretium Finance, Inc. (S)	11.500	04/01/16	100,000	98,000
Solo Cup Company	10.500	11/01/13	25,000	25,250

Metals & Mining 4.27%
Alcoa, Inc.	5.400	04/15/21	200,000	198,767
ArcelorMittal	6.750	03/01/41	200,000	201,843
Commercial Metals Company	7.350	08/15/18	200,000	203,332
FMG Resources August 2006 Pty, Ltd. (S)	8.250	11/01/19	25,000	25,625
JMC Steel Group (S)	8.250	03/15/18	100,000	99,000
Metinvest BV (S)	8.750	02/14/18	200,000	190,000
Rain CII Carbon LLC/CII Carbon Corp. (S)	8.000	12/01/18	100,000	102,000
Steel Dynamics, Inc.	7.750	04/15/16	125,000	131,563
SunCoke Energy, Inc. (S)	7.625	08/01/19	100,000	101,000
Taseko Mines, Ltd.	7.750	04/15/19	100,000	93,500
Teck Resources, Ltd.	6.250	07/15/41	200,000	232,346
Vale Overseas, Ltd.	6.875	11/10/39	125,000	145,099

Paper & Forest Products 0.64%
International Paper Company	9.375	05/15/19	200,000	257,063

Telecommunication Services 3.50%				1,413,812

Diversified Telecommunication Services 3.25%
Axtel SAB de CV (S)	9.000	09/22/19	100,000	87,000
CenturyLink, Inc.	7.600	09/15/39	200,000	199,352
Frontier Communications Corp.	8.500	04/15/20	150,000	159,750
Intelsat Jackson Holdings SA (S)	7.250	10/15/20	100,000	100,250
PAETEC Holding Corp.	9.875	12/01/18	100,000	110,000
Telecom Italia Capital SA	7.200	07/18/36	200,000	193,767
Telefonica Emisiones SAU	5.134	04/27/20	200,000	199,318
West Corp.	11.000	10/15/16	100,000	106,000

4

Diversified Strategies Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Telecommunication Services (continued)

Windstream Corp.	7.750	10/01/21	$150,000	$156,375

Wireless Telecommunication Services 0.25%
Digicel, Ltd. (S)	8.250	09/01/17	100,000	102,000

Utilities 1.69%				684,664

Electric Utilities 0.54%
Allegheny Energy Supply Company LLC (S)	6.750	10/15/39	200,000	219,420

Independent Power Producers & Energy Traders 0.91%
DPL, Inc. (S)	7.250	10/15/21	200,000	214,500
NRG Energy, Inc.	8.250	09/01/20	150,000	155,244

Multi-Utilities 0.24%
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/66	100,000	95,500

U.S. Government & Agency Obligations 10.35%				$4,184,134

(Cost $4,189,725)

U.S. Government 3.66%				1,479,424

United States Treasury Strip	2.064	08/15/41	4,000,000	1,479,424

U.S. Government Agency 6.69%				2,704,710

Federal National Mortgage Association
Fannie Mae Pool	4.000	TBA	2,600,000	2,704,710

Capital Preferred Securities 0.97%				$393,548

(Cost $385,254)

Financials 0.97%				393,548

Regions Financing Trust II (6.625% to 5-15-27, then 3 month
LIBOR 1.290%)	6.625	05/15/47	150,000	122,250
State Street Capital Trust III	5.337	01/29/49	175,000	175,298
ZFS Finance USA Trust II (6.450% to 06/15/2016 then 3
month LIBOR + 2.000%) (S)	6.450	12/15/65	100,000	96,000

Term Loans 1.61%				$648,978

(Cost $616,904)

Consumer Discretionary 0.99%				399,040

Automobiles 0.35%
Chrysler Group LLC	6.000	05/24/17	150,000	141,438

Hotels, Restaurants & Leisure 0.35%
Kalispel Tribal Economic Authority	7.500	02/25/17	150,000	139,500

Media 0.29%
Clear Channel Communications, Inc.	3.890	01/28/16	150,000	118,102

Health Care 0.34%				137,625

Health Care Providers & Services 0.34%
National Mentor Holdings, Inc.	7.000	02/09/17	150,000	137,625

5

Diversified Strategies Fund
As of 10-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
Utilities 0.28%				$112,313

Electric Utilities 0.28%
Texas Competitive Electric Holdings Company LLC	3.706	10/10/14	$150,000	112,313

Collateralized Mortgage Obligations 1.78%				$720,641

(Cost $702,604)

Commercial & Residential 1.78%				720,641

Countrywide Alternative Loan Trust
Series 2007-16CB, Class 4A7	6.000	08/25/37	151,486	115,188
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.073	07/10/38	250,000	247,229
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	6.072	04/15/45	250,000	249,652
WaMu Mortgage Pass Through Certificates
Series 2005-AR6, Class X IO	0.649	04/25/45	2,162,982	108,572

Asset Backed Securities 0.32%				$129,411

(Cost $127,327)

Home Equity Asset Trust
Series 2007-3, Class 2A2 (P)	0.437	08/25/37	190,000	129,411

Affiliated Investment Companies 27.03%				$10,924,551

(Cost $10,515,186)

			Shares	Value
EQUITY 17.27%				6,981,185

John Hancock Funds II 7.03%
Global Real Estate, Class NAV (Deutsche)			117,898	847,690
Redwood, Class NAV (RCM)			195,000	1,992,900

John Hancock Funds III (G) 5.10%
Global Shareholder Yield, Class NAV (Epoch)			219,354	2,061,932

John Hancock Variable Insurance Trust (G) 5.14%
Capital Appreciation Value, Class NAV (T.Rowe Price)			205,808	2,078,663

FIXED INCOME 4.97%				2,007,346

John Hancock Funds II 4.97%
Multi Sector Bond, Class NAV (Stone Harbor)			198,944	2,007,346

OTHER 4.79%				1,936,020

John Hancock Funds II 4.79%
Currency Strategies, Class NAV (First Quadrant) (I)			208,398	1,936,020

Unaffiliated Investment Companies 5.70%				$2,304,611

(Cost $2,336,398)

EQUITY 2.92%				1,182,251

Turner Spectrum Fund, Class I (I)			102,094	1,182,251

6

Diversified Strategies Fund
As of 10-31-11 (Unaudited)

	Shares	Value
OTHER 2.78%		$1,122,360

AQR Managed Futures Strategy Fund, Class I	119,020	1,122,360

Total investments (Cost $37,882,764)† 97.07%		$39,237,857

Other assets and liabilities, net 2.93%		$1,183,958

Total net assets 100.00%		$40,421,815

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool. Rate shown is the annualized yield at the end of the period.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,949,251 or 17.19% of the Fund's net assets as of 10-31-11.

† At 10-31-11, the aggregate cost of investment securities for federal income tax purposes was $37,882,764. Net unrealized depreciation aggregated $1,355,093, of which $1,454,050 related to appreciated investment securities and $98,957 related to depreciated investment securities.

Investment Companies
Underlying Funds’ Investment Managers

Deutsche Asset Management	(Deutsche)

Epoch Investment Partners, Inc.	(Epoch)

First Quadrant LP	(First Quadrant)

Rosenberg Capital Management	(RCM)

Stone Harbor Investment Partners LP	(Stone Harbor)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

7

Notes to Schedule of Investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments for the Fund are categorized as Level 2 under the hierarchy described above with the exception of affiliated and unaffiliated investment company investments, which are categorized as Level 1. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended October 31, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds are valued at their respective net asset values each day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Diversified Strategies Fund.

392Q1 10/11
12/11

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Hugh McHaffie
_______________
Hugh McHaffie
President

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
_______________
Hugh McHaffie
President

Date: December 21, 2011

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: December 21, 2011